UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23893)

SP Funds Trust

(Exact name of registrant as specified in charter)

1331 S. International Parkway, Suite 2291
Lake Mary, FL 32746
(Address of principal executive offices) (Zip code)

The Corporate Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801
(Name and address of agent for service)

With a Copy to:

Deborah Bielicke Eades
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois 60601

(321) 275-5125

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1. Reports to Stockholders.

SP Funds 2030 Target Date Fund Tailored Shareholder Report

Annual Shareholder Report October 31, 2025

SP Funds 2030 Target Date Fund

TICKER: SPTAX - Investor Shares

This annual shareholder report contains important information about the SP Funds 2030 Target Date Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.sp-funds.com/sptax/. You can also request this information by contacting us at (425) 409‑9500 or by writing to SP Funds 2030 Target Date Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds 2030 Target Date Fund	$90	0.85%

Cumulative Performance

(Initial Investment of $10,000)

SP Funds 2030 Target Date Fund - $11,081
Dow Jones Target 2030 Index - $11,395
S&P 500® Total Return Index - $12,744
Bloomberg U.S. Aggregate Bond Index - $10,891
$13,000
$12,000
$11,000
$10,000
$9,000
6/28/2024
7/31/2024
9/30/2024
11/30/2024
1/31/2025
3/31/2025
5/31/2025
7/31/2025
9/30/2025
10/31/2025

Annual Performance

	1 Year	Since Inception (6/28/24)
SP Funds 2030 Target Date Fund	12.15%	9.88%
Dow Jones Target 2030 Index	9.79%	8.68%
S&P 500® Total Return Index	21.45%	19.79%
Bloomberg U.S. Aggregate Bond Index	6.16%	6.56%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.sp-funds.com/sptax/ for more recent performance information.

How did the Fund perform in the past year?

For the period ending October 31, 2025, the SP Funds 2030 Target Date ETF sought a high level of total return in line with its target benchmark the Dow Jones Target 2030 Index. During the fiscal year the fund returned 12.15% compared to Dow Jones Target 2030 Index returning 9.79%. During that same time period the S&P 500® Total Return Index had a 21.45% rate of return while the Bloomberg U.S. Aggregate Bond Index returned 6.16%.

What Factors Influenced Performance?

The Fund’s performance during the period was influenced by equity and fixed income market conditions, including interest rate movements, consistent with its more conservative asset allocation as it approaches its target date. The Fund’s glide path, which emphasizes capital preservation relative to longer-dated target date funds, also impacted overall results.

SP Funds 2030 Target Date Fund Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$5,539
Number of Holdings	6
Total Advisory Fee	$19,320
Portfolio Turnover	7%

What did the Fund invest in?

(as of October 31, 2025)

Security Type

(% of total net assets)

Top Holdings	(% of total net assets)
SP Funds Dow Jones Global Sukuk ETF	45.5
SP Funds S&P 500 Sharia Industry Exclusions ETF	20.8
SP Funds S&P Global REIT Sharia ETF	9.4
SP Funds S&P Global Technology ETF	7.2
SP Funds S&P World (ex-US) ETF	7.1
SPDR Gold Shares	2.2

How Has the Fund Changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.sp-funds.com/sptax/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

SP Funds 2030 Target Date Fund Tailored Shareholder Report

annual Shareholder Report October 31, 2025

SP Funds 2030 Target Date Fund

TICKER: SPTMX - Institutional Shares

This annual shareholder report contains important information about the SP Funds 2030 Target Date Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.sp-funds.com/sptmx/. You can also request this information by contacting us at (425) 409‑9500 or by writing to SP Funds 2030 Target Date Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds 2030 Target Date Fund	$48	0.45%

Cumulative Performance

(Initial Investment of $10,000)

SP Funds 2030 Target Date Fund - $11,168
Dow Jones Target 2030 Index - $11,026
S&P 500® Total Return Index - $12,418
Bloomberg U.S. Aggregate Bond Index - $10,466
$13,000
$12,000
$11,000
$10,000
$9,000
8/29/2024
8/31/2024
9/30/2024
10/31/2024
11/30/2024
12/31/2024
1/31/2025
2/28/2025
3/31/2025
4/30/2025
5/31/2025
6/30/2025
7/31/2025
8/31/2025
9/30/2025
10/31/2025

Annual Performance

	1 Year	Since Inception (8/29/24)
SP Funds 2030 Target Date Fund	12.59%	9.88%
Dow Jones Target 2030 Index	9.79%	8.68%
S&P 500® Total Return Index	21.45%	20.28%
Bloomberg U.S. Aggregate Bond Index	6.16%	3.96%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.sp-funds.com/sptmx/ for more recent performance information.

How did the Fund perform in the past year?

For the period ending October 31, 2025, the SP Funds 2030 Target Date ETF sought a high level of total return in line with its target benchmark the Dow Jones Target 2030 Index. During the fiscal year the fund returned 12.59% compared to Dow Jones Target 2030 Index returning 9.79%. During that same time period the S&P 500® Total Return Index had a 21.45% rate of return while the Bloomberg U.S. Aggregate Bond Index returned 6.16%.

What Factors Influenced Performance?

The Fund’s performance during the period was influenced by equity and fixed income market conditions, including interest rate movements, consistent with its more conservative asset allocation as it approaches its target date. The Fund’s glide path, which emphasizes capital preservation relative to longer-dated target date funds, also impacted overall results.

SP Funds 2030 Target Date Fund Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$5,539
Number of Holdings	6
Total Advisory Fee	$19,320
Portfolio Turnover	7%

What did the Fund invest in?

(as of October 31, 2025)

Security Type

(% of total net assets)

Top Holdings	(% of total net assets)
SP Funds Dow Jones Global Sukuk ETF	45.5
SP Funds S&P 500 Sharia Industry Exclusions ETF	20.8
SP Funds S&P Global REIT Sharia ETF	9.4
SP Funds S&P Global Technology ETF	7.2
SP Funds S&P World (ex-US) ETF	7.1
SPDR Gold Shares	2.2

How Has the Fund Changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.sp-funds.com/sptmx/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

SP Funds 2040 Target Date Fund Tailored Shareholder Report

annual Shareholder Report October 31, 2025

SP Funds 2040 Target Date Fund

TICKER: SPTBX - Investor Shares

This annual shareholder report contains important information about the SP Funds 2040 Target Date Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.sp-funds.com/sptbx/. You can also request this information by contacting us at (425) 409‑9500 or by writing to SP Funds 2040 Target Date Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds 2040 Target Date Fund	$95	0.85%

Cumulative Performance

(Initial Investment of $10,000)

SP Funds 2040 Target Date Fund - $11,778
Dow Jones Target 2040 Index - $11,878
S&P 500® Total Return Index - $12,744
Bloomberg U.S. Aggregate Bond Index - $10,891
$13,000
$12,000
$11,000
$10,000
$9,000
6/28/2024
7/31/2024
9/30/2024
11/30/2024
1/31/2025
3/31/2025
5/31/2025
7/31/2025
9/30/2025
10/31/2025

Annual Performance

	1 Year	Since Inception (6/28/24)
SP Funds 2040 Target Date Fund	23.59%	12.96%
Dow Jones Target 2040 Index	13.56%	13.68%
S&P 500® Total Return Index	21.45%	19.79%
Bloomberg U.S. Aggregate Bond Index	6.16%	6.56%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.sp-funds.com/sptbx/ for more recent performance information.

How did the Fund perform in the past year?

For the period ending October 31, 2025, the SP Funds 2040 Target Date ETF sought a high level of total return in line with its target benchmark the Dow Jones Target 2040 Index. During the fiscal year the fund returned 23.59% compared to Dow Jones Target 2040 Index returning 13.56%. During that same time period the S&P 500® Total Return Index had a 21.45% rate of return while the Bloomberg U.S. Aggregate Bond Index returned 6.16%.

What Factors Influenced Performance?

The Fund’s performance was driven by equity and fixed income market conditions, reflecting its balanced asset allocation and glide path positioning. Equity market performance and changes in interest rates influenced returns across the Fund’s underlying investments.

SP Funds 2040 Target Date Fund Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$3,678
Number of Holdings	5
Total Advisory Fee	$9,719
Portfolio Turnover	1%

What did the Fund invest in?

(as of October 31, 2025)

Security Type

(% of total net assets)

Top Holdings	(% of total net assets)
SP Funds S&P 500 Sharia Industry Exclusions ETF	33.0
SP Funds S&P Global Technology ETF	31.0
SP Funds S&P World (ex-US) ETF	18.3
SP Funds S&P Global REIT Sharia ETF	4.6
SP Funds Dow Jones Global Sukuk ETF	4.5

How Has the Fund Changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.sp-funds.com/sptbx/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

SP Funds 2040 Target Date Fund Tailored Shareholder Report

annual Shareholder Report October 31, 2025

SP Funds 2040 Target Date Fund

TICKER: SPTNX - Institutional Shares

This annual shareholder report contains important information about the SP Funds 2040 Target Date Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.sp-funds.com/sptnx/. You can also request this information by contacting us at (425) 409‑9500 or by writing to SP Funds 2040 Target Date Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds 2040 Target Date Fund	$50	0.45%

Cumulative Performance

(Initial Investment of $10,000)

SP Funds 2040 Target Date Fund - $12,304
Dow Jones Target 2040 Index - $11,403
S&P 500® Total Return Index - $12,418
Bloomberg U.S. Aggregate Bond Index - $10,466
$13,000
$12,000
$11,000
$10,000
$9,000
8/29/2024
8/31/2024
9/30/2024
10/31/2024
11/30/2024
12/31/2024
1/31/2025
2/28/2025
3/31/2025
4/30/2025
5/31/2025
6/30/2025
7/31/2025
8/31/2025
9/30/2025
10/31/2025

Annual Performance

	1 Year	Since Inception (8/29/24)
SP Funds 2040 Target Date Fund	24.20%	19.34%
Dow Jones Target 2040 Index	13.56%	11.85%
S&P 500® Total Return Index	21.45%	20.28%
Bloomberg U.S. Aggregate Bond Index	6.16%	3.96%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.sp-funds.com/sptnx/ for more recent performance information.

How did the Fund perform in the past year?

For the period ending October 31, 2025, the SP Funds 2040 Target Date ETF sought a high level of total return in line with its target benchmark the Dow Jones Target 2040 Index. During the fiscal year the fund returned 24.20% compared to Dow Jones Target 2040 Index returning 13.56%. During that same time period the S&P 500® Total Return Index had a 21.45% rate of return while the Bloomberg U.S. Aggregate Bond Index returned 6.16%.

What Factors Influenced Performance?

The Fund’s performance was driven by equity and fixed income market conditions, reflecting its balanced asset allocation and glide path positioning. Equity market performance and changes in interest rates influenced returns across the Fund’s underlying investments.

SP Funds 2040 Target Date Fund Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$3,678
Number of Holdings	5
Total Advisory Fee	$9,719
Portfolio Turnover	1%

What did the Fund invest in?

(as of October 31, 2025)

Security Type

(% of total net assets)

Top Holdings	(% of total net assets)
SP Funds S&P 500 Sharia Industry Exclusions ETF	33.0
SP Funds S&P Global Technology ETF	31.0
SP Funds S&P World (ex-US) ETF	18.3
SP Funds S&P Global REIT Sharia ETF	4.6
SP Funds Dow Jones Global Sukuk ETF	4.5

How Has the Fund Changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.sp-funds.com/sptnx/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

SP Funds 2050 Target Date Fund Tailored Shareholder Report

annual Shareholder Report October 31, 2025

SP Funds 2050 Target Date Fund

TICKER: SPTCX - Investor Shares

This annual shareholder report contains important information about the SP Funds 2050 Target Date Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.sp-funds.com/sptcx/. You can also request this information by contacting us at (425) 409‑9500 or by writing to SP Funds 2050 Target Date Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds 2050 Target Date Fund	$95	0.85%

Cumulative Performance

(Initial Investment of $10,000)

SP Funds 2050 Target Date Fund - $11,523
Dow Jones Target 2050 Index - $12,256
S&P 500® Total Return Index - $12,744
Bloomberg U.S. Aggregate Bond Index - $10,891
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
6/28/2024
7/31/2024
9/30/2024
11/30/2024
1/31/2025
3/31/2025
5/31/2025
7/31/2025
9/30/2025
10/31/2025

Annual Performance

	1 Year	Since Inception (6/28/24)
SP Funds 2050 Target Date Fund	22.72%	11.14%
Dow Jones Target 2050 Index	16.64%	16.36%
S&P 500® Total Return Index	21.45%	19.79%
Bloomberg U.S. Aggregate Bond Index	6.16%	6.56%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.sp-funds.com/sptcx/ for more recent performance information.

How did the Fund perform in the past year?

For the period ending October 31, 2025, the SP Funds 2050 Target Date ETF sought a high level of total return in line with its target benchmark the Dow Jones Target 2050 Index. During the fiscal year the fund returned 22.72% compared to Dow Jones Target 2050 Index returning 16.64%. During that same time period the S&P 500® Total Return Index had a 21.45% rate of return while the Bloomberg U.S. Aggregate Bond Index returned 6.16%.

What Factors Influenced Performance?

The Fund’s performance was primarily influenced by equity market conditions, given its higher allocation to growth-oriented investments consistent with its longer time horizon. Interest rate movements affecting fixed income holdings also contributed to results.

SP Funds 2050 Target Date Fund Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$3,080
Number of Holdings	5
Total Advisory Fee	$7,607
Portfolio Turnover	49%

What did the Fund invest in?

(as of October 31, 2025)

Security Type

(% of total net assets)

Top Holdings	(% of total net assets)
SP Funds S&P 500 Sharia Industry Exclusions ETF	34.5
SP Funds S&P Global Technology ETF	32.6
SP Funds S&P World (ex-US) ETF	19.2
SP Funds Dow Jones Global Sukuk ETF	4.8
SP Funds S&P Global REIT Sharia ETF	4.7

How Has the Fund Changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.sp-funds.com/sptcx/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

SP Funds 2050 Target Date Fund Tailored Shareholder Report

annual Shareholder Report October 31, 2025

SP Funds 2050 Target Date Fund

TICKER: SPTOX - Institutional Shares

This annual shareholder report contains important information about the SP Funds 2050 Target Date Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.sp-funds.com/sptox/. You can also request this information by contacting us at (425) 409‑9500 or by writing to SP Funds 2050 Target Date Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds 2050 Target Date Fund	$43	0.45%

Cumulative Performance

(Initial Investment of $10,000)

SP Funds 2050 Target Date Fund - $11,928
Dow Jones Target 2050 Index - $11,573
S&P 500® Total Return Index - $11,775
Bloomberg U.S. Aggregate Bond Index - $10,665
$12,000
$11,000
$10,000
$9,000
12/18/2024
12/31/2024
1/31/2025
2/28/2025
3/31/2025
4/30/2025
5/31/2025
6/30/2025
7/31/2025
8/31/2025
9/30/2025
10/31/2025

Annual Performance

Since Inception (12/18/24)
SP Funds 2050 Target Date Fund	19.28%
Dow Jones Target 2050 Index	15.73%
S&P 500® Total Return Index	17.75%
Bloomberg U.S. Aggregate Bond Index	6.65%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.sp-funds.com/sptox/ for more recent performance information.

How did the Fund perform in the past year?

For the period ending October 31, 2025, the SP Funds 2050 Target Date ETF sought a high level of total return in line with its target benchmark the Dow Jones Target 2050 Index. During the fiscal year the fund returned 19.28% compared to Dow Jones Target 2050 Index returning 15.73%. During that same time period the S&P 500® Total Return Index had a 17.75% rate of return while the Bloomberg U.S. Aggregate Bond Index returned 6.65%.

What Factors Influenced Performance?

The Fund’s performance was primarily influenced by equity market conditions, given its higher allocation to growth-oriented investments consistent with its longer time horizon. Interest rate movements affecting fixed income holdings also contributed to results.

SP Funds 2050 Target Date Fund Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$3,080
Number of Holdings	5
Total Advisory Fee	$7,607
Portfolio Turnover	49%

What did the Fund invest in?

(as of October 31, 2025)

Security Type

(% of total net assets)

Top Holdings	(% of total net assets)
SP Funds S&P 500 Sharia Industry Exclusions ETF	34.5
SP Funds S&P Global Technology ETF	32.6
SP Funds S&P World (ex-US) ETF	19.2
SP Funds Dow Jones Global Sukuk ETF	4.8
SP Funds S&P Global REIT Sharia ETF	4.7

How Has the Fund Changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.sp-funds.com/sptox/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

SP Funds S&P Global Technology ETF Tailored Shareholder Report

annual Shareholder Report October 31, 2025

SP Funds S&P Global Technology ETF

TICKER: SPTE (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the SP Funds S&P Global Technology ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.sp-funds.com/spte/. You can also request this information by contacting us at (425) 409‑9500 or by writing to SP Funds S&P Global Technology ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds S&P Global Technology ETF	$65	0.55%

Cumulative Performance

(Initial Investment of $10,000)

SP Funds S&P Global Technology ETF - $18,353
S&P Global 1200 Shariah Information Technology (Sector) Capped (USD) TR - $18,307
S&P 500® Total Return Index - $15,360
$19,000
$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
11/30/2023
1/31/2024
3/31/2024
5/31/2024
7/31/2024
9/30/2024
11/30/2024
1/31/2025
3/31/2025
5/31/2025
7/31/2025
9/30/2025
10/31/2025

Annual Performance

	1 Year	Since Inception (11/30/23 )
SP Funds S&P Global Technology ETF	36.62%	37.19%
S&P Global 1200 Shariah Information Technology (Sector) Capped (USD) TR	41.44%	37.01%
S&P 500® Total Return Index	21.45%	25.04%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.sp-funds.com/spte/ for more recent performance information.

How did the Fund perform in the past year?

For the period ending October 31, 2025, the S&P 500 Global Technology ETF (SPTE) sought to track the performance of the S&P Global 1200 Shariah Information Technology Capped Index. During the fiscal year the fund returned 36.62% compared to the S&P Global 1200 Shariah Information Technology Capped Index returning 41.44%. During that same time period the S&P 500® Total Return Index had a 21.45% rate of return.

What Factors Influenced Performance?

The Fund’s performance during the period was influenced primarily by U.S. equity market conditions and the performance of large-capitalization stocks included in its underlying index. Sector-level performance and the Fund’s index-based exclusions also contributed to differences in returns relative to the broader market.

SP Funds S&P Global Technology ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$82,911
Number of Holdings	91
Total Advisory Fee	$303,240
Portfolio Turnover	31%

What did the Fund invest in?

(as of October 31, 2025)

Sector Breakdown

(% of total net assets)

Geographic Breakdown

(% of total net assets)

Top Ten Holdings	(% of total net assets)
NVIDIA Corp.	11.4
Apple, Inc.	11.2
Taiwan Semiconductor Manufacturing Co. Ltd.	11.2
Microsoft Corp.	10.5
ASML Holding NV	6.3
Broadcom, Inc.	4.9
SAP SE	4.2
MediaTek, Inc.	3.6
Delta Electronics, Inc.	3.2
Advantest Corp.	1.8

How Has the Fund Changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.sp-funds.com/spte/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

SP Funds S&P World (ex-US) ETF Tailored Shareholder Report

annual Shareholder Report October 31, 2025

SP Funds S&P World (ex-US) ETF

TICKER: SPWO (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the SP Funds S&P World (ex-US) ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.sp-funds.com/spwo/. You can also request this information by contacting us at (425) 409‑9500 or by writing to SP Funds S&P World (ex-US) ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds S&P World (ex-US) ETF	$72	0.55%

Cumulative Performance

(Initial Investment of $10,000)

SP Funds S&P World (ex-US) ETF - $13,926
S&P Global 1200 Shariah Information Technology (Sector) Capped (USD) TR - $17,527
S&P 500® Total Return Index - $14,702
$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
12/19/2023
1/31/2024
3/31/2024
5/31/2024
7/31/2024
9/30/2024
11/30/2024
1/31/2025
3/31/2025
5/31/2025
7/31/2025
9/30/2025
10/31/2025

Annual Performance

	1 Year	Since Inception (12/19/23)
SP Funds S&P World (ex-US) ETF	21.82%	19.39%
S&P DM Ex-U.S. & EM 50/50 Shariah Index	20.29%	18.21%
S&P 500® Total Return Index	21.45%	22.91%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.sp-funds.com/spwo/ for more recent performance information.

How did the Fund perform in the past year?

For the period ending October 31, 2024, the SP Funds S&P World (ex-US) ETF aimed to track the performance of the S&P DM Ex-U.S. & EM 50/50 Shariah Index. During the fiscal year the fund returned 21.82% compared to S&P DM Ex-U.S. & EM 50/50 Shariah Index 20.29%. During that same time period the S&P 500® Total Return Index had a 21.45% rate of return.

What Factors Influenced Performance?

The Fund’s performance was driven by equity market conditions in international developed and emerging markets, as well as currency movements affecting non-U.S. securities. Regional market performance and sector allocation within the underlying index also influenced overall results.

SP Funds S&P World (ex-US) ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$83,685
Number of Holdings	391
Total Advisory Fee	$278,006
Portfolio Turnover	39%

What did the Fund invest in?

(as of October 31, 2025)

Sector Breakdown

(% of total net assets)

Geographic Breakdown

(% of total net assets)

Top Ten Holdings	(% of total net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	15.7
Alibaba Group Holding Ltd.	5.2
ASML Holding NV	2.5
Samsung Electronics Co. Ltd.	2.2
SAP SE	1.5
AstraZeneca PLC	1.5
Nestle SA	1.5
PDD Holdings, Inc.	1.4
Roche Holding AG	1.4
Novartis AG	1.4

How Has the Fund Changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.sp-funds.com/spwo/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Serkan Altay is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Mr. Altay has over 20 years’ experience in portfolio management and investment research. Mr. Altay currently serves as the portfolio manager at Rally Assets in Toronto, Canada. Prior to joining RallyAssets, Mr. Altay was the Director of Investments for the Victoria Foundation (2018-2022), overseeing its $400 million endowment portfolio and providing leadership, management, and investmentexpertise to the Foundation’s investment activities; Associate Portfolio Manager at BCI (2012-2018); a Fund Analyst at Morningstar (2012) and an Equity Analyst/Emerging Markets for the Abu DhabiInvestment Company (2010-2011). He holds a Bachelor of Commerce in Finance from Concordia University and is a Chartered Financial Analyst.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant during each Fund’s initial fiscal period. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

SP Funds 2030 Target Date Fund(1)

	FYE 10/31/2025	FYE 10/31/2024
( a ) Audit Fees	$12,500	$12,500
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$2,500	$2,500
( d ) All Other Fees	N/A	N/A

SP Funds 2040 Target Date Fund(1)

	FYE 10/31/2025	FYE 10/31/2024
( a ) Audit Fees	$12,500	$12,500
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$2,500	$2,500
( d ) All Other Fees	N/A	N/A

SP Funds 2050 Target Date Fund(1)

	FYE 10/31/2025	FYE 10/31/2024
( a ) Audit Fees	$12,500	$12,500
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$2,500	$2,500
( d ) All Other Fees	N/A	N/A

SP Funds S&P Global Technology ETF(2)

	FYE 10/31/2025	FYE 10/31/2024
( a ) Audit Fees	$12,500	$12,500
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$2,500	$2,500
( d ) All Other Fees	N/A	N/A

SP Funds World (ex-US) ETF(3)

	FYE 10/31/2025	FYE 10/31/2024
( a ) Audit Fees	$12,500	$12,500
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$2,500	$2,500
( d ) All Other Fees	N/A	N/A

(1) The Fund commenced operations on June 28, 2024.

(2) The Fund commenced operations on November 30, 2023.

(3) The Fund commenced operations on December 19, 2023.

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2025	FYE 10/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2025	FYE 10/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, is compatible with maintaining the principal accountant’s independence. During the reporting period, no such non-audit services were provided, and therefore, no such consideration was necessary.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Mr. Altay (Chair), Mr. Zeini and Mr. Anwer.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

SP Funds 2030 Target Date Fund

Investor Class Ticker: SPTAX

Institutional Class Ticker: SPTMX

SP Funds 2040 Target Date Fund

Investor Class Ticker: SPTBX

Institutional Class Ticker: SPTNX

SP Funds 2050 Target Date Fund

Investor Class Ticker: SPTCX

Institutional Class Ticker: SPTOX

SP Funds S&P Global Technology ETF

Ticker: SPTE

SP Funds World ex-US ETF

Ticker: SPWO

Annual Financial Statements

October 31, 2025

TABLE OF CONTENTS

Schedules of Investments	1

Statements of Assets and Liabilities	17

Statements of Operations	18

Statements of Changes in Net Assets	19

Financial Highlights	21

Notes to the Financial Statements	26

Report of Independent Registered Public Accounting Firm	38

Other Non-Audited Information	40

SP Funds 2030 Target Date Fund

Schedule of Investments

October 31, 2025

EXCHANGE TRADED FUNDS - 92.2%	Shares	Value
SP Funds Dow Jones Global Sukuk ETF (a)(b)	135,586	$2,520,544
SP Funds S&P 500 Sharia Industry Exclusions ETF (b)	22,341	1,152,572
SP Funds S&P Global REIT Sharia ETF (b)	26,670	518,732
SP Funds S&P Global Technology ETF (b)	10,961	401,417
SP Funds S&P World (ex-US) ETF (b)	14,255	390,444
SPDR Gold Shares (c)	335	123,320
TOTAL EXCHANGE TRADED FUNDS (Cost $4,678,180)		5,107,029

TOTAL INVESTMENTS - 92.2% (Cost $4,678,180)		5,107,029
Other Assets in Excess of Liabilities - 7.8%		431,881
TOTAL NET ASSETS - 100.0%		$5,538,910

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Affiliated security as defined by the Investment Company Act of 1940.

(c)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

SP Funds 2040 Target Date Fund

Schedule of Investments

October 31, 2025

EXCHANGE TRADED FUNDS - 91.4%	Shares	Value
SP Funds Dow Jones Global Sukuk ETF (a)	8,940	$166,195
SP Funds S&P 500 Sharia Industry Exclusions ETF (a)(b)	23,502	1,212,468
SP Funds S&P Global REIT Sharia ETF (a)	8,617	167,601
SP Funds S&P Global Technology ETF (a)(b)	31,166	1,141,370
SP Funds S&P World (ex-US) ETF (a)	24,565	672,835
TOTAL EXCHANGE TRADED FUNDS (Cost $2,814,012)		3,360,469

TOTAL INVESTMENTS - 91.4% (Cost $2,814,012)		3,360,469
Other Assets in Excess of Liabilities - 8.6%		317,819
TOTAL NET ASSETS - 100.0%		$3,678,288

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust

(a)	Affiliated security as defined by the Investment Company Act of 1940.

(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

SP Funds 2050 Target Date Fund

Schedule of Investments

October 31, 2025

EXCHANGE TRADED FUNDS - 95.8%	Shares	Value
SP Funds Dow Jones Global Sukuk ETF (a)	7,920	$147,233
SP Funds S&P 500 Sharia Industry Exclusions ETF (a)(b)	20,576	1,061,516
SP Funds S&P Global REIT Sharia ETF (a)	7,494	145,758
SP Funds S&P Global Technology ETF (a)(b)	27,434	1,004,696
SP Funds S&P World (ex-US) ETF (a)	21,640	592,720
TOTAL EXCHANGE TRADED FUNDS (Cost $2,558,929)		2,951,923

TOTAL INVESTMENTS - 95.8% (Cost $2,558,929)		2,951,923
Other Assets in Excess of Liabilities - 4.2%		128,445
TOTAL NET ASSETS - 100.0%		$3,080,368

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust

(a)	Affiliated security as defined by the Investment Company Act of 1940.

(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

SP Funds S&P Global Technology ETF

Schedule of Investments

October 31, 2025

COMMON STOCKS - 99.4%	Shares	Value
Computers - 14.9%
Apple, Inc.	34,339	$9,284,235
Capgemini SE - ADR	10,061	309,477
CGI, Inc.	7,326	638,198
Cognizant Technology Solutions Corp. - Class A	1,371	99,919
Crowdstrike Holdings, Inc. - Class A (a)	684	371,419
EPAM Systems, Inc. (a)	143	23,386
Fortinet, Inc. (a)	1,752	151,425
Fujitsu Ltd. - ADR	22,364	583,030
Gartner, Inc. (a)	218	54,138
Logitech International SA	1,933	232,803
NetApp, Inc.	563	66,310
Nomura Research Institute Ltd. - ADR	5,536	213,081
Obic Co. Ltd.	3,944	122,553
Seagate Technology Holdings PLC	588	150,457
Super Micro Computer, Inc. (a)	1,409	73,212
		12,373,643

Electrical Components & Equipment - 3.2%
Delta Electronics, Inc.	82,540	2,671,588

Electronics - 2.3%
Halma PLC - ADR	2,419	227,869
Jabil, Inc.	325	71,789
Kyocera Corp. - ADR	18,340	243,858
Murata Manufacturing Co. Ltd. - ADR	49,370	531,715
SCREEN Holdings Co. Ltd.	1,199	114,293
TDK Corp.	25,360	440,020
TE Connectivity PLC	807	199,337
Trimble, Inc. (a)	612	48,807
		1,877,688

Energy-Alternate Sources - 0.1%
First Solar, Inc. (a)	310	82,751

Healthcare-Products - 0.5%
FUJIFILM Holdings Corp. - ADR	32,281	374,137

Internet - 0.7%
CDW Corp.	350	55,779
F5, Inc. (a)	152	38,464
GoDaddy, Inc. - Class A (a)	397	52,853
Palo Alto Networks, Inc. (a)	1,825	401,938
VeriSign, Inc.	233	55,873
		604,907

Machinery-Diversified - 1.7%
Hexagon AB - ADR	27,424	334,024
Keyence Corp.	2,580	960,791
Omron Corp. - ADR	2,301	64,428
		1,359,243

Office-Business Equipment - 0.4%
Canon, Inc. - ADR	11,715	336,103
Zebra Technologies Corp. - Class A (a)	102	27,464
		363,567

Semiconductors - 50.4%(b)
Advanced Micro Devices, Inc. (a)	4,480	1,147,418
Advantest Corp. - ADR	9,834	1,475,100

Analog Devices, Inc.	1,344	314,671
Applied Materials, Inc.	2,160	503,496
ASM International NV	600	389,197
ASML Holding NV	4,956	5,251,735
BE Semiconductor Industries NV	955	162,694
Broadcom, Inc.	11,089	4,098,827
Disco Corp. - ADR	12,174	404,420
Infineon Technologies AG - ADR	16,980	672,578
KLA Corp.	350	423,059
Lam Research Corp.	3,542	557,723
Lasertec Corp. - ADR	5,342	214,268
MediaTek, Inc.	69,284	2,952,475
Microchip Technology, Inc.	1,478	92,257
Micron Technology, Inc.	3,074	687,869
Monolithic Power Systems, Inc.	132	132,660
NVIDIA Corp.	46,854	9,487,466
NXP Semiconductors NV	702	146,802
ON Semiconductor Corp. (a)	1,227	61,448
QUALCOMM, Inc.	2,962	535,826
Skyworks Solutions, Inc.	411	31,943
STMicroelectronics NV	8,565	210,912
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	30,877	9,276,377
Teradyne, Inc.	424	77,066
Texas Instruments, Inc.	2,438	393,640
Tokyo Electron Ltd. - ADR	12,129	1,335,039
United Microelectronics Corp. - ADR	100,401	774,092
		41,811,058

Software - 21.0%
Akamai Technologies, Inc. (a)	406	30,491
Autodesk, Inc. (a)	594	178,996
Cadence Design Systems, Inc. (a)	716	242,502
Constellation Software, Inc.	258	679,655
Dassault Systemes SE - ADR	8,871	252,557
Fair Isaac Corp. (a)	57	94,593
Microsoft Corp.	16,885	8,743,222
Oracle Corp.	4,574	1,201,178
PTC, Inc. (a)	322	63,930
Roper Technologies, Inc.	297	132,507
Sage Group PLC - ADR	3,190	193,920
Salesforce, Inc.	2,586	673,420
SAP SE - ADR	13,279	3,452,673
ServiceNow, Inc. (a)	561	515,716
Synopsys, Inc. (a)	494	224,187
Technology One Ltd.	4,147	100,178
Temenos AG - ADR	788	74,537
Tyler Technologies, Inc. (a)	108	51,436
WiseTech Global Ltd.	2,871	129,911
Workday, Inc. - Class A (a)	591	141,793
Xero Ltd. (a)	2,213	210,068
		17,387,470

Telecommunications - 4.2%
Arista Networks, Inc. (a)	2,786	439,324
Cisco Systems, Inc.	10,936	799,531
Corning, Inc.	2,146	191,166
Nokia OYJ - ADR	65,386	451,817
Telefonaktiebolaget LM Ericsson - ADR	37,656	379,949
Xiaomi Corp. - ADR (a)	44,326	1,230,490
		3,492,277
TOTAL COMMON STOCKS (Cost $57,383,472)		82,398,329

TOTAL INVESTMENTS - 99.4% (Cost $57,383,472)		82,398,329
Other Assets in Excess of Liabilities - 0.6%		512,593
TOTAL NET ASSETS - 100.0%		$82,910,922

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.

(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of October 31, 2025
(% of Net Assets)

United States	$43,379,580	52.2%
Taiwan	15,674,532	18.9
Japan	7,412,836	9.0
Netherlands	5,950,428	7.2
Germany	4,125,251	5.0
Canada	1,317,853	1.6
China	1,230,490	1.5
Sweden	713,973	0.9
France	562,034	0.7
Switzerland	518,252	0.6
Finland	451,817	0.5
United Kingdom	421,789	0.5
Australia	230,089	0.3
New Zealand	210,068	0.3
Ireland	199,337	0.2
Other Assets in Excess of Liabilities	512,593	0.6
	$82,910,922	100.0%

The accompanying notes are an integral part of these financial statements.

SP Funds S&P World (ex-US) ETF

Schedule of Investments

October 31, 2025

COMMON STOCKS - 99.4%	Shares	Value
Aerospace/Defense - 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	13,306	$64,429

Airlines - 0.1%
Ryanair Holdings PLC - ADR	1,258	78,600

Apparel - 0.9%
adidas AG - ADR	1,690	160,415
Asics Corp. - ADR	3,653	93,093
Eclat Textile Co. Ltd.	2,653	35,427
Hermes International SCA - ADR	1,690	418,004
Shenzhou International Group Holdings Ltd. - ADR	9,024	75,170
		782,109

Auto Manufacturers - 2.0%
BYD Co. Ltd. - ADR	41,511	537,152
BYD Co. Ltd. - Class A	4,807	68,111
Ferrari NV	604	241,558
Great Wall Motor Co. Ltd. - ADR	2,610	50,503
Kia Corp.	1,254	105,531
Li Auto, Inc. - Class A (a)	13,425	137,753
NIO, Inc. - Class A (a)	17,406	122,278
Subaru Corp. - ADR	5,920	62,752
Suzuki Motor Corp. - ADR	2,465	147,826
XPeng, Inc. - Class A (a)	16,433	184,370
Zhejiang Leapmotor Technology Co. Ltd. - Class H (a)(b)	5,006	37,550
		1,695,384

Auto Parts & Equipment - 0.8%
Bridgestone Corp. - ADR	5,891	128,306
Contemporary Amperex Technology Co. Ltd. - Class A	3,583	195,822
Contemporary Amperex Technology Co. Ltd. - Class H	752	54,038
Denso Corp. - ADR	9,754	136,556
Fuyao Glass Industry Group Co. Ltd. - Class H (b)	6,808	60,747
Hyundai Mobis Co. Ltd.	303	67,203
LG Energy Solution Ltd. (a)	202	67,062
		709,734

Banks - 1.2%
Abu Dhabi Islamic Bank PJSC	16,301	93,733
Al Rajhi Bank	21,572	608,018
Alinma Bank	13,741	94,901
Bank AlBilad	8,248	65,234
Computershare Ltd. - ADR	2,679	64,162
Dubai Islamic Bank PJSC	32,505	84,073
		1,010,121

Beverages - 0.3%
Arca Continental SAB de CV	5,512	53,416
Coca-Cola Femsa SAB de CV - ADR	580	49,851
Nongfu Spring Co. Ltd. - Class H (b)	20,344	135,065
		238,332

Biotechnology - 1.1%
3SBio, Inc. (b)	20,746	82,213
BeOne Medicines Ltd. - ADR (a)	806	250,247
CSL Ltd. - ADR	4,846	279,227
Genmab AS (a)	313	88,923
Innovent Biologics, Inc. (a)(b)	15,952	178,563
Samsung Biologics Co. Ltd. (a)(b)	86	73,701
		952,874

Building Materials - 0.6%
Anhui Conch Cement Co. Ltd. - ADR	2,660	39,554
Geberit AG - ADR	1,611	117,925
James Hardie Industries PLC (a)	2,885	60,383
Kingspan Group PLC - ADR	777	58,027
Nibe Industrier AB - Class B (a)	7,681	30,028
Sika AG - ADR	8,058	156,728
Svenska Cellulosa AB SCA - Class B	2,080	27,774
		490,419

Chemicals - 2.4%
Air Liquide SA - ADR	14,419	557,583
Chandra Asri Pacific Tbk PT	145,852	60,954
DSM-Firmenich AG	1,238	101,023
Formosa Plastics Corp.	53,585	66,413
Givaudan SA - ADR	2,054	169,147
Nitto Denko Corp. - ADR	3,510	87,469
Novonesis Novozymes B - ADR	1,705	101,754
SABIC Agri-Nutrients Co.	2,615	85,490
Saudi Arabian Mining Co. (a)	14,976	256,579
Saudi Basic Industries Corp.	9,902	161,198
Shin-Etsu Chemical Co. Ltd. - ADR	19,867	297,806
Sociedad Quimica y Minera de Chile SA - ADR (a)	1,603	78,531
		2,023,947

Coal - 0.3%
China Shenhua Energy Co. Ltd. - ADR	9,504	200,725
China Shenhua Energy Co. Ltd. - Class A	7,139	42,663
		243,388

Commercial Services - 1.8%
Brambles Ltd. - ADR	3,390	109,734
Dai Nippon Printing Co. Ltd. - ADR	4,405	38,191
Experian PLC - ADR	4,575	213,104
Intertek Group PLC - ADR	791	53,487
New Oriental Education & Technology Group, Inc. - ADR (a)	1,461	87,032
Recruit Holdings Co. Ltd. - ADR	39,076	388,416
RELX PLC - ADR	9,103	402,717
SGS SA - ADR	8,044	90,334
Wolters Kluwer NV - ADR	1,193	147,097
		1,530,112

Computers - 2.7%
Advantech Co. Ltd.	5,619	57,303
Asia Vital Components Co. Ltd.	3,783	175,361
Asustek Computer, Inc.	7,917	179,505
Bizlink Holding, Inc.	1,951	88,535
Capgemini SE - ADR	3,829	117,780
CGI, Inc.	986	85,895
Elm Co.	293	73,950
Fujitsu Ltd. - ADR	8,563	223,237
Gigabyte Technology Co. Ltd.	6,007	54,812
Hygon Information Technology Co. Ltd. - Class A	1,936	62,415
Infosys Ltd. - ADR	38,878	644,208
Innolux Corp.	89,677	38,798
Logitech International SA	738	88,882
Nomura Research Institute Ltd. - ADR	2,168	83,446
Obic Co. Ltd.	1,578	49,034
Wipro Ltd. - ADR	34,283	90,164
Wiwynn Corp.	1,308	185,727
		2,299,052

Cosmetics/Personal Care - 2.1%

Beiersdorf AG - ADR	2,426	51,528
Essity AB - Class B	3,013	82,812
Giant Biogene Holding Co. ltd (b)	5,401	25,851
Haleon PLC - ADR	22,104	204,904
Kao Corp. - ADR	11,721	97,988
L’Oreal SA - ADR	5,752	480,177
Shiseido Co. Ltd. - ADR	2,002	34,214
Unicharm Corp. - ADR	12,757	39,164
Unilever PLC - ADR	12,129	730,044
		1,746,682

Distribution/Wholesale - 0.4%
AddTech AB - Class B	1,217	41,282
Pop Mart International Group Ltd. (b)	7,536	214,866
Toromont Industries Ltd.	387	46,543
		302,691

Electric - 0.7%
Abu Dhabi National Energy Co. PJSC	126,185	115,777
ACWA Power Co. (a)	2,526	162,802
Dian Swastatika Sentosa Tbk PT (a)	17,315	88,059
Dubai Electricity & Water Authority PJSC	101,011	76,454
Origin Energy Ltd.	8,370	67,123
Tenaga Nasional Bhd	32,049	101,626
		611,841

Electrical Components & Equipment - 3.0%
ABB Ltd.	7,681	570,848
Delta Electronics, Inc.	21,572	698,225
Fortune Electric Co. Ltd.	2,513	58,450
Fujikura Ltd.	1,364	187,439
Legrand SA - ADR	6,578	226,283
Schneider Electric SE - ADR	13,418	760,801
		2,502,046

Electronics - 2.9%
Assa Abloy AB - ADR	9,963	187,504
BYD Electronic International Co. Ltd.	8,592	40,394
Celestica, Inc. (a)	565	194,713
Chroma ATE, Inc.	4,483	119,436
Delta Electronics Thailand PCL	51,764	347,388
E Ink Holdings, Inc.	10,455	72,101
Foxconn Industrial Internet Co. Ltd. - Class A	13,308	134,700
Gold Circuit Electronics Ltd.	3,801	57,557
Halma PLC - ADR	897	84,497
Hoya Corp. - ADR	1,709	277,798
Jentech Precision Industrial Co. Ltd.	970	67,210
Kyocera Corp. - ADR	6,910	91,879
Lotes Co. Ltd.	1,020	45,789
Micro-Star International Co. Ltd.	8,056	28,696
Murata Manufacturing Co. Ltd. - ADR	18,372	197,866
NIDEC CORP - ADR	21,882	59,738
Samsung Electro-Mechanics Co. Ltd.	279	47,977
SCREEN Holdings Co. Ltd.	456	43,467
Shimadzu Corp.	1,378	37,121
Silergy Corp.	3,782	27,374
TDK Corp.	9,636	167,194
Tripod Technology Corp.	5,126	56,944
Unimicron Technology Corp.	14,766	78,535
		2,465,878

Energy-Alternate Sources - 0.1%
Vestas Wind Systems AS - ADR	15,293	104,145

Engineering & Construction - 1.0%

Aena SME SA (b)	3,640	98,940
Airports of Thailand PCL	48,067	61,319
AtkinsRealis Group, Inc.	816	57,603
Grupo Aeroportuario del Centro Norte SAB de CV	3,009	37,137
Grupo Aeroportuario del Pacifico SAB de CV - ADR	452	94,161
Grupo Aeroportuario del Sureste SAB de CV - ADR	186	56,235
Samsung C&T Corp.	432	68,526
Skanska AB - Class B	1,765	48,269
Stantec, Inc.	535	59,306
Taisei Corp.	812	59,218
United Integrated Services Co. Ltd.	1,900	53,277
WSP Global, Inc.	645	123,435
		817,426

Environmental Control - 0.3%
Waste Connections, Inc.	1,284	215,553

Food - 2.5%
Ajinomoto Co., Inc. - ADR	4,701	132,239
Almarai Co. JSC	5,449	72,040
Bid Corp. Ltd.	3,760	93,041
BIM Birlesik Magazalar AS	4,908	62,915
Chocoladefabriken Lindt & Spruengli AG	5	77,048
Chocoladefabriken Lindt & Spruengli AG	1	153,472
Kerry Group PLC - ADR	777	71,367
Mowi ASA - ADR	2,223	48,950
Nestle SA - ADR	12,840	1,226,477
Orkla ASA - ADR	3,758	38,294
SD Guthrie Bhd	41,903	52,829
Want Want China Holdings Ltd.	51,676	33,377
		2,062,049

Food Service - 0.3%
Compass Group PLC - ADR	8,536	286,297

Forest Products & Paper - 0.1%
UPM-Kymmene Oyj - ADR	2,642	71,149

Hand/Machine Tools - 0.3%
Fuji Electric Co. Ltd.	748	53,701
Makita Corp. - ADR	1,396	45,000
Schindler Holding AG	198	70,542
Techtronic Industries Co. Ltd. - ADR	1,373	80,362
		249,605

Healthcare-Products - 1.9%
Alcon AG	2,478	184,596
Cochlear Ltd. - ADR	650	60,866
Coloplast AS - ADR	6,242	56,615
EssilorLuxottica SA - ADR	2,886	529,791
Fisher & Paykel Healthcare Corp. Ltd.	2,779	59,041
FUJIFILM Holdings Corp. - ADR	12,536	145,292
Lifco AB - Class B (a)	1,114	43,210
Olympus Corp.	5,769	71,132
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	965	29,172
Siemens Healthineers AG - ADR	2,919	81,499
Smith & Nephew PLC - ADR	2,168	79,826
Sonova Holding AG - ADR	1,230	66,838
Straumann Holding AG - ADR	5,648	71,165
Sysmex Corp. - ADR	2,397	26,631
Terumo Corp. - ADR	7,458	120,372
		1,626,046

Healthcare-Services - 0.9%
Bangkok Dusit Medical Services PCL	53,473	31,255

Dr Sulaiman Al Habib Medical Services Group Co.	1,137	82,528
ICON PLC (a)	398	68,384
IHH Healthcare Bhd	34,705	68,366
Lonza Group AG - ADR	3,493	240,912
WuXi AppTec Co. Ltd. - Class H (b)	4,811	67,224
Wuxi Biologics Cayman, Inc. - ADR (a)	20,068	189,843
		748,512

Home Builders - 0.0%(c)
Sekisui Chemical Co. Ltd.	1,979	34,363

Home Furnishings - 0.4%
Haier Smart Home Co. Ltd. - ADR	6,548	84,731
Lite-On Technology Corp.	24,695	144,197
Midea Group Co. Ltd. - Class A	6,150	66,053
Midea Group Co. Ltd. - Class H	4,963	53,639
		348,620

Household Products/Wares - 0.4%
Henkel AG & Co. KGaA - ADR	1,984	36,922
Reckitt Benckiser Group PLC - ADR	16,986	260,396
		297,318

Internet - 9.4%
Alibaba Group Holding Ltd. - ADR	25,758	4,389,936
Allegro.eu SA (a)(b)	8,059	75,348
Auto Trader Group PLC - ADR	17,805	45,047
CAR Group Ltd.	1,803	42,138
JD.com, Inc. - ADR	16,237	536,470
Kanzhun Ltd. - ADR	4,138	91,698
MakeMyTrip Ltd. (a)	792	63,360
Meitu, Inc. (b)	34,343	38,089
Meituan - ADR (a)	31,557	832,158
PDD Holdings, Inc. - ADR (a)	8,761	1,181,596
Trend Micro, Inc. - ADR	629	32,060
Trip.com Group Ltd.	6,820	476,914
Vipshop Holdings Ltd. - ADR	2,544	44,495
		7,849,309

Investment Companies - 0.0%(c)
EXOR NV	457	39,666

Iron/Steel - 0.2%
BlueScope Steel Ltd.	2,191	32,846
Fortescue Ltd. - ADR	4,213	117,627
		150,473

Leisure Time - 0.3%
Amadeus IT Group SA - ADR	2,262	172,862
Shimano, Inc. - ADR	4,069	42,521
		215,383

Lodging - 0.1%
H World Group Ltd. - ADR	1,915	73,919

Machinery-Construction & Mining - 2.8%
Epiroc AB - ADR	3,120	65,863
HD Hyundai Electric Co. Ltd.	104	63,506
Hitachi Ltd. - ADR	22,610	781,854
Metso Oyj	3,525	57,814
Mitsubishi Electric Corp. - ADR	5,305	302,385
Mitsubishi Heavy Industries Ltd.	16,730	505,304
Sandvik AB - ADR	5,388	163,149
Siemens Energy AG - ADR (a)	3,341	416,055
		2,355,930

Machinery-Diversified - 1.7%
Atlas Copco AB - ADR	7,840	117,914
Atlas Copco AB - ADR	12,434	209,264
Daifuku Co. Ltd. - ADR	3,814	60,795
Ebara Corp.	2,077	55,695
FANUC Corp. - ADR	9,375	155,156
Hexagon AB - ADR	10,322	125,722
Keyence Corp.	998	371,655
Kone Oyj - ADR	3,875	129,347
SMC Corp. - ADR	6,093	104,739
WEG SA	16,500	128,902
		1,459,189

Media - 0.2%
Pearson PLC - ADR	3,287	45,722
Thomson Reuters Corp.	650	99,665
		145,387

Metal Fabricate/Hardware - 0.1%
SKF AB - ADR	1,662	42,929
Tenaris SA - ADR	824	32,795
		75,724

Mining - 5.1%
Agnico Eagle Mines Ltd.	2,491	401,042
Amman Mineral Internasional PT (a)	154,871	66,120
Antofagasta PLC	1,624	59,530
Barrick Mining Corp.	8,535	280,449
BHP Group Ltd. - ADR	12,803	730,411
Boliden AB - ADR (a)	706	64,458
Cameco Corp.	2,180	223,018
CMOC Group Ltd. - Class H	40,623	87,913
Gold Fields Ltd. - ADR	10,160	390,246
Grupo Mexico SAB de CV - Class B	34,895	301,540
Impala Platinum Holdings Ltd. - ADR	10,209	108,522
Ivanhoe Mines Ltd. - Class A (a)	3,402	34,065
Kinross Gold Corp.	6,027	140,314
Norsk Hydro ASA - ADR	6,599	45,005
Northam Platinum Holdings Ltd.	3,866	64,673
Pan American Silver Corp.	2,091	73,722
Press Metal Aluminium Holdings Bhd	41,608	62,889
Rio Tinto Ltd.	1,746	151,873
Rio Tinto PLC - ADR	5,305	380,581
South32 Ltd. - ADR	4,502	46,506
Southern Copper Corp.	907	125,891
Valterra Platinum Ltd.	2,976	184,406
Wheaton Precious Metals Corp.	2,238	216,349
		4,239,523

Miscellaneous Manufacturing - 0.6%
Airtac International Group	1,615	47,860
Alfa Laval AB - ADR	1,444	68,648
Diploma PLC	662	48,794
Elite Material Co. Ltd.	3,535	156,391
Hyundai Rotem Co. Ltd.	348	56,300
Indutrade AB	1,247	33,367
Sunny Optical Technology Group Co. Ltd. - ADR	752	72,643
		484,003

Office-Business Equipment - 0.2%
Canon, Inc. - ADR	4,494	128,933

Oil & Gas - 1.8%
ADNOC Drilling Co. PJSC	28,727	43,643

ARC Resources Ltd.	2,816	51,993
Canadian Natural Resources Ltd.	10,358	331,701
Cenovus Energy, Inc.	6,420	108,592
Imperial Oil Ltd.	787	69,677
Neste Oyj - ADR	4,350	44,979
PTT Exploration & Production PCL	15,580	51,556
Saudi Arabian Oil Co. (b)	63,928	441,512
Suncor Energy, Inc.	6,009	239,519
Tourmaline Oil Corp.	1,611	70,929
Turkiye Petrol Rafinerileri AS	10,159	47,741
		1,501,842

Pharmaceuticals - 8.6%
Astellas Pharma, Inc. - ADR	9,036	94,336
AstraZeneca PLC - ADR	15,411	1,269,866
Celltrion, Inc.	778	95,888
Chugai Pharmaceutical Co. Ltd. - ADR	6,405	146,418
CSPC Pharmaceutical Group Ltd.	89,246	87,843
Daiichi Sankyo Co. Ltd. - ADR	9,405	224,121
Dr Reddy’s Laboratories Ltd. - ADR	6,862	91,196
Eisai Co. Ltd.	1,413	41,916
Galderma Group AG	647	119,688
GSK PLC - ADR	10,139	475,114
Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class A	5,559	50,132
Merck KGaA - ADR	3,240	84,791
Novartis AG - ADR	9,445	1,169,197
Novo Nordisk AS - ADR	15,928	787,799
Orion Oyj - Class B	536	37,459
Otsuka Holdings Co. Ltd. - ADR	5,125	139,246
Roche Holding AG	135	45,709
Roche Holding AG - ADR	28,010	1,131,604
Sandoz Group AG - ADR	2,198	146,233
Sanofi SA - ADR	10,587	535,490
Shionogi & Co. Ltd. - ADR	7,979	65,907
Sigma Healthcare Ltd.	28,662	58,355
Sino Biopharmaceutical Ltd.	111,621	101,536
UCB SA - ADR	1,205	154,891
		7,154,735

Pipelines - 0.1%
Adnoc Gas PLC	77,526	73,664
Petronas Gas Bhd	10,877	48,048
		121,712

Real Estate - 0.7%
Aldar Properties PJSC	42,356	103,787
Daito Trust Construction Co. Ltd. - ADR	6,175	28,529
Emaar Properties PJSC	69,438	268,454
FirstService Corp.	203	32,346
KE Holdings, Inc. - Class A	22,329	126,524
		559,640

Retail - 3.1%
Alibaba Health Information Technology Ltd. (a)	65,157	48,623
ANTA Sports Products Ltd. - ADR	527	137,758
Associated British Foods PLC - ADR	1,537	46,955
Cie Financiere Richemont SA - ADR	26,291	518,721
Clicks Group Ltd. - ADR	1,333	56,545
Dollarama, Inc.	1,387	180,469
Fast Retailing Co. Ltd. - ADR	10,378	381,807
H & M Hennes & Mauritz AB - ADR	12,034	44,887
Industria de Diseno Textil SA - ADR	22,171	305,960
JD Health International, Inc. (a)(b)	11,492	89,751
JUMBO SA	1,236	39,288
Laopu Gold Co. Ltd. - Class H	515	45,356

Li Ning Co. Ltd. - ADR	1,031	56,086
MatsukiyoCocokara & Co.	1,887	34,205
Moncler SpA	1,141	68,481
Mr Price Group Ltd.	2,910	34,732
Nitori Holdings Co. Ltd. - ADR	4,335	34,550
Pan Pacific International Holdings Corp. - ADR	6,653	78,572
Raia Drogasil SA	14,313	53,211
Ryohin Keikaku Co. Ltd.	2,779	57,166
Wesfarmers Ltd. - ADR	11,326	311,578
		2,624,701

Semiconductors - 25.7%(d)
Advantest Corp. - ADR	3,819	572,850
Alchip Technologies Ltd.	905	102,891
ARM Holdings PLC - ADR (a)	593	100,703
ASM International NV	224	145,300
ASML Holding NV	1,945	2,061,062
ASPEED Technology, Inc.	329	58,542
Disco Corp. - ADR	4,715	156,632
eMemory Technology, Inc.	721	46,674
Global Unichip Corp.	969	48,228
Infineon Technologies AG - ADR	6,509	257,822
King Yuan Electronics Co. Ltd.	12,621	89,091
Lasertec Corp. - ADR	2,016	80,862
MediaTek, Inc.	17,977	766,074
Novatek Microelectronics Corp.	6,826	87,265
Realtek Semiconductor Corp.	5,750	96,329
Samsung Electronics Co. Ltd.	24,602	1,856,266
SK hynix, Inc.	2,693	1,056,597
STMicroelectronics NV	3,164	77,913
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	43,617	13,103,855
Tokyo Electron Ltd. - ADR	4,693	516,559
United Microelectronics Corp. - ADR	26,482	204,176
Vanguard International Semiconductor Corp.	11,734	36,911
		21,522,602

Shipbuilding - 0.2%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	220	73,192
Yangzijiang Shipbuilding Holdings Ltd.	31,940	86,387
		159,579

Software - 2.5%
Cambricon Technologies Corp. Ltd. - Class A (a)	349	67,461
Constellation Software, Inc.	92	242,358
Dassault Systemes SE - ADR	3,350	95,374
Descartes Systems Group, Inc. (a)	401	35,451
Kingdee International Software Group Co. Ltd. (a)	31,877	60,127
Pro Medicus Ltd.	273	47,112
Sage Group PLC - ADR	1,194	72,583
SAP SE - ADR	4,987	1,296,670
TOTVS SA	5,647	46,674
WiseTech Global Ltd.	896	40,544
Xero Ltd. (a)	819	77,743
		2,082,097

Telecommunications - 3.1%
Accton Technology Corp.	5,726	201,167
Advanced Info Service PCL	12,004	112,114
CELCOMDIGI BHD	38,176	32,816
Chunghwa Telecom Co. Ltd. - ADR	4,259	181,348
Etihad Etisalat Co.	4,231	76,437
Far EasTone Telecommunications Co. Ltd.	19,830	59,669
Hellenic Telecommunications Organization SA - ADR	3,922	36,906
Nokia Oyj - ADR	25,990	179,591
Saudi Telecom Co.	20,915	251,974

Singapore Telecommunications Ltd. - ADR	3,597	117,550
Taiwan Mobile Co. Ltd.	19,636	69,944
Telefonaktiebolaget LM Ericsson - ADR	14,589	147,203
Telekom Malaysia Bhd	27,398	47,757
Xiaomi Corp. - ADR (a)	38,632	1,072,424
Xiaomi Corp. - Class B (a)(b)	4	22
		2,586,922

Toys/Games/Hobbies - 0.1%
Sanrio Co. Ltd.	1,046	48,595

Transportation - 1.2%
Canadian National Railway Co.	2,767	265,592
Canadian Pacific Kansas City Ltd.	4,523	325,808
InPost SA (a)	2,892	36,450
J&T Global Express Ltd. (a)	65,836	84,453
Kawasaki Kisen Kaisha Ltd.	3,228	46,370
Kuehne + Nagel International AG - ADR	1,327	50,758
SITC International Holdings Co. Ltd.	14,547	53,567
TFI International, Inc.	343	30,855
ZTO Express Cayman, Inc.	4,700	86,233
		980,086
TOTAL COMMON STOCKS (Cost $69,370,137)		83,168,672

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.2%	Shares	Value
Warehouse & Industry - 0.2%
Goodman Group	10,163	219,756
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $228,126)		219,756

TOTAL INVESTMENTS - 99.6% (Cost $69,598,263)		83,388,428
Other Assets in Excess of Liabilities - 0.4%		296,380
TOTAL NET ASSETS - 100.0%		$83,684,808

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.

(b)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2025, the value of these securities total $1,619,442 or 1.9% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.

(d)	To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Allocation of Portfolio Holdings by Country as of October 31, 2025
(% of Net Assets)

Taiwan	$17,718,713	21.1%
Japan	8,947,686	10.7
China	7,113,513	8.5
Switzerland	6,645,760	7.9
Hong Kong	4,707,401	5.6
United Kingdom	4,587,533	5.5
Canada	4,236,962	5.1
France	3,721,283	4.4
South Korea	3,631,749	4.3
Saudi Arabia	2,432,663	2.9
Netherlands	2,393,125	2.9
Germany	2,385,702	2.9
Australia	2,379,858	2.9

Ireland	1,731,461	2.1
Sweden	1,544,283	1.8
Denmark	1,139,236	1.3
South Africa	932,165	1.1
India	888,928	1.1
United Arab Emirates	859,585	0.9
Thailand	603,632	0.7
Singapore	594,464	0.7
Mexico	592,340	0.7
Spain	577,762	0.7
Finland	520,339	0.6
Malaysia	414,331	0.5
United States	376,138	0.4
Italy	310,039	0.4
Brazil	228,787	0.4
Indonesia	215,133	0.3
Turkey	175,085	0.3
Belgium	154,891	0.2
Chile	138,061	0.2
New Zealand	136,784	0.2
Norway	132,249	0.1
Poland	111,798	0.1
Greece	76,194	0.1
Luxembourg	32,795	0.0
Other Assets in Excess of Liabilities	296,380	0.4
	$83,684,808	100.0%

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

October 31, 2025

	SP Funds 2030 Target Date Fund	SP Funds 2040 Target Date Fund	SP Funds 2050 Target Date Fund	SP Funds S&P Global Technology ETF	SP Funds S&P World (ex-US) ETF
ASSETS:
Investments in unaffiliated securities, at value (Note 2)	$123,320	$–	$–	$82,398,329	$83,388,428
Investments in affiliated securities, at value (Note 7)	4,983,709	3,360,469	2,951,923	–	–
Cash	396,302	162,290	96,515	49,408	87,606
Receivable for fund shares sold	32,619	155,000	32,859	–	–
Receivable for investments sold	–	–	–	869,321	–
Dividends receivable	–	–	–	23,461	43,241
Dividend tax reclaims receivable	–	–	–	9,387	17,517
Foreign currency, at value	–	–	–	7,814	185,408
Prepaid expenses and other assets	6,033	2,574	634	–	–
Total assets	5,541,983	3,680,333	3,081,931	83,357,720	83,722,200

LIABILITIES:
Payable to adviser (Note 4)	1,983	1,272	981	36,491	37,392
Payable for distribution and shareholder servicing fees	1,090	773	582	–	–
Payable for investments purchased	–	–	–	410,307	–
Total liabilities	3,073	2,045	1,563	446,798	37,392
NET ASSETS	$5,538,910	$3,678,288	$3,080,368	$82,910,922	$83,684,808

NET ASSETS CONSISTS OF:
Paid-in capital	$5,104,793	$3,128,889	$2,693,191	$58,014,462	$71,065,239
Total distributable earnings	434,117	549,399	387,177	24,896,460	12,619,569
Total net assets	$5,538,910	$3,678,288	$3,080,368	$82,910,922	$83,684,808

Net assets	$–	$–	$–	$82,910,922	$83,684,808
Shares issued and outstanding(a)	–	–	–	2,275,000	3,075,000
Net asset value per share	$–	$–	$–	$36.44	$27.21

Institutional Class
Net assets	$1,863,391	$1,158,442	$1,281,924	$–	$–
Shares issued and outstanding(a)	85,395	49,167	55,680	–	–
Net asset value per share	$21.82	$23.56	$23.02	$–	$–

Investor Class
Net assets	$3,675,519	$2,519,846	$1,798,444	$–	$–
Shares issued and outstanding(a)	168,964	107,372	78,204	–	–
Net asset value per share	$21.75	$23.47	$23.00	$–	$–

COST:
Investments in unaffiliated securities, at cost	$81,126	$–	$–	$57,383,472	$69,598,263
Investments in affiliated securities, at cost	$4,597,054	$2,814,012	$2,558,929	$–	$–
Foreign currency, at cost	$–	$–	$–	$7,879	$185,366

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Year Ended October 31, 2025

	SP Funds 2030 Target Date Fund	SP Funds 2040 Target Date Fund	SP Funds 2050 Target Date Fund	SP Funds S&P Global Technology ETF	SP Funds S&P World (ex-US) ETF
INVESTMENT INCOME:
Dividend income from affiliated securities	$95,869	$20,632	$16,939	$–	$–
Dividend income from unaffiliated securities	–	–	–	558,792	1,087,890
Less: Dividend withholding taxes	–	–	–	(67,318)	(124,412)
Less: Issuance fees	–	–	–	(12,365)	(36,503)
Total investment income	95,869	20,632	16,939	479,109	926,975

EXPENSES:
Investment advisory fee (Note 4)	19,320	9,719	7,607	303,240	278,006
Distribution expenses - Investor Class	6,608	3,394	3,259	–	–
Shareholder service costs - Investor Class	3,965	2,036	1,956	–	–
Total expenses	29,893	15,149	12,822	303,240	278,006
NET INVESTMENT INCOME	65,976	5,483	4,117	175,869	648,969

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	8,484	–	–	(80,804)	(1,033,698)
Investments in affiliated securities	5,876	603	(7,660)	–	–
Foreign currency translation	–	–	–	(8,214)	(27,635)
Redemptions in-kind transactions	–	–	–	865,075	1,648,396
Net realized gain (loss)	14,360	603	(7,660)	776,057	587,063
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	35,312	–	–	18,341,535	11,766,228
Investments in affiliated securities	410,012	562,797	402,502	–	–
Foreign currency translation	–	–	–	(630)	(157)
Net change in unrealized appreciation (depreciation)	445,324	562,797	402,502	18,340,905	11,766,071
Net realized and unrealized gain (loss)	459,684	563,400	394,842	19,116,962	12,353,134
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$525,660	$568,883	$398,959	$19,292,831	$13,002,103

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	SP Funds 2030 Target Date Fund		SP Funds 2040 Target Date Fund
	Year ended October 31, 2025	Period ended October 31, 2024(a)	Year ended October 31, 2025	Period ended October 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$65,976	$5,255	$5,483	$208
Net realized gain (loss)	14,360	97	603	2,574
Net change in unrealized appreciation/(depreciation)	445,324	(16,475)	562,797	(16,341)
Net increase (decrease) in net assets from operations	525,660	(11,123)	568,883	(13,559)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(33,629)	–	(3,770)	–
From earnings - Investor Class	(48,521)	–	(4,088)	–
Total distributions to shareholders	(82,150)	–	(7,858)	–

CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	167,544	1,538,180	482,876	464,352
Shares issued in reinvestment of distributions - Institutional Class	33,629	–	3,770	–
Shares redeemed - Institutional Class	(36,791)	–	(5,442)	–
Shares sold - Investor Class	1,346,262	2,184,770	1,261,352	1,098,236
Shares issued in reinvestment of distributions - Investor Class	48,521	–	4,088	–
Shares redeemed - Investor Class	(175,592)	–	(175,537)	(2,873)
Net increase (decrease) in net assets from capital transactions	1,383,573	3,722,950	1,571,107	1,559,715

NET INCREASE (DECREASE) IN NET ASSETS	1,827,083	3,711,827	2,132,132	1,546,156

NET ASSETS:
Beginning of the period	3,711,827	–	1,546,156	–
End of the period	$5,538,910	$3,711,827	$3,678,288	$1,546,156

SHARES TRANSACTIONS
Shares sold - Institutional Class	8,435	77,106	25,153	24,097
Shares issued in reinvestment of distributions - Institutional Class	1,683	–	191	–
Shares redeemed - Institutional Class	(1,829)	–	(274)	–
Shares sold - Investor Class	64,850	110,635	58,654	57,178
Shares issued in reinvestment of distributions - Investor Class	2,436	–	207	–
Shares redeemed - Investor Class	(8,957)	–	(8,518)	(148)
Total increase (decrease) in shares outstanding	66,618	187,741	75,413	81,127

(a)	Inception date of the Fund was June 28, 2024.

Statements of Changes in Net Assets

	SP Funds 2050 Target Date Fund		SP Funds S&P Global Technology ETF
	Year ended October 31, 2025	Period ended October 31, 2024(a)	Year ended October 31, 2025	Period ended October 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$4,117	$(46)	$175,869	$65,075
Net realized gain (loss)	(7,660)	32	776,057	49,172
Net change in unrealized appreciation (depreciation)	402,502	(9,508)	18,340,905	6,673,124
Net increase (decrease) in net assets from operations	398,959	(9,522)	19,292,831	6,787,371

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - ETF	–	–	(245,097)	(73,888)
From earnings - Institutional Class	(1,352)	–	–	–
From earnings - Investor Class	(2,191)	–	–	–
Total distributions to shareholders	(3,543)	–	(245,097)	(73,888)

CAPITAL TRANSACTIONS:

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	SP Funds 2050 Target Date Fund		SP Funds S&P Global Technology ETF
	Year ended October 31, 2025	Period ended October 31, 2024(a)	Year ended October 31, 2025	Period ended October 31, 2024(b)
Shares sold	–	–	25,968,362	32,825,053
Shares redeemed	–	–	(1,644,960)	–
ETF transaction fees	–	–	1,228	22
Shares sold - Institutional Class	1,183,271	–	–	–
Shares issued in reinvestment of distributions - Institutional Class	1,352	–	–	–
Shares redeemed - Institutional Class	(20,314)	–	–	–
Shares sold - Investor Class	1,201,563	412,712	–	–
Shares issued in reinvestment of distributions - Investor Class	2,191	–	–	–
Shares redeemed - Investor Class	(86,103)	(198)	–	–
Net increase (decrease) in net assets from capital transactions	2,281,960	412,514	24,324,630	32,825,075

NET INCREASE (DECREASE) IN NET ASSETS	2,677,376	402,992	43,372,364	39,538,558

NET ASSETS:
Beginning of the period	402,992	–	39,538,558	–
End of the period	$3,080,368	$402,992	$82,910,922	$39,538,558

SHARES TRANSACTIONS
Shares sold	–	–	850,000	1,475,000
Shares redeemed	–	–	(50,000)	–
Shares sold - Institutional Class	56,596	–	–	–
Shares issued in reinvestment of distributions - Institutional Class	70	–	–	–
Shares redeemed - Institutional Class	(986)	–	–	–
Shares sold - Investor Class	61,004	21,468	–	–
Shares issued in reinvestment of distributions - Investor Class	113	–	–	–
Shares redeemed - Investor Class	(4,371)	(10)	–	–
Total increase (decrease) in shares outstanding	112,426	21,458	800,000	1,475,000

(a)	Inception date of the Fund was June 28, 2024.
(b)	Inception date of the Fund was November 30, 2023.

Statements of Changes in Net Assets

	SP Funds S&P World (ex-US) ETF
	Year ended October 31, 2025	Period ended October 31, 2024(a)

OPERATIONS:
Net investment income (loss)	$648,969	$154,085
Net realized gain (loss)	587,063	(99,933)
Net change in unrealized appreciation (depreciation)	11,766,071	2,023,785
Net increase (decrease) in net assets from operations	13,002,103	2,077,937

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - ETF	(664,913)	(183,813)
Total distributions to shareholders	(664,913)	(183,813)

CAPITAL TRANSACTIONS:
Shares sold	52,527,030	24,693,858
Shares redeemed	(7,776,488)	–
ETF transaction fees	3,686	5,408
Net increase (decrease) in net assets from capital transactions	44,754,228	24,699,266

NET INCREASE (DECREASE) IN NET ASSETS	57,091,418	26,593,390

NET ASSETS:
Beginning of the period	26,593,390	–
End of the period	$83,684,808	$26,593,390

SHARES TRANSACTIONS
Shares sold	2,200,000	1,175,000
Shares redeemed	(300,000)	–
Total increase (decrease) in shares outstanding	1,900,000	1,175,000

(a)	Inception date of the Fund was December 19, 2023.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

SP Funds 2030 Target Date Fund	Institutional Class

	Year ended October 31, 2025	Period ended October 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of year	$19.79	$19.95

INVESTMENT OPERATIONS:
Net investment income(b)(d)	0.36	0.03
Net realized and unrealized gain (loss) on investments(c)	2.09	(0.19)
Total from investment operations	2.45	(0.16)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.42)	–
Total distributions	(0.42)	–
Net asset value, end of year	$21.82	$19.79

TOTAL RETURN(e)	12.59%	-0.80%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,863	$1,526
Ratio of expenses to average net assets(f)(g)	0.45%	0.45%
Ratio of net investment income (loss) to average net assets(f)(g)	1.76%	0.96%
Portfolio turnover rate(e)	7%	13%

(a)	Inception date of the class was August 29, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the years.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests in.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests in.

Financial Highlights

SP Funds 2030 Target Date Fund	Investor Class

	Year ended October 31, 2025	Period ended October 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of year	$19.76	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)(d)	0.28	0.07
Net realized and unrealized gain (loss) on investments(c)	2.08	(0.31)
Total from investment operations	2.36	(0.24)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.37)	–
Total distributions	(0.37)	–
Net asset value, end of year	$21.75	$19.76

TOTAL RETURN(e)	12.15%	-1.20%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$3,676	$2,186
Ratio of expenses to average net assets(f)(g)	0.85%	0.85%
Ratio of net investment income (loss) to average net assets(f)(g)	1.39%	0.96%

The accompanying notes are an integral part of these financial statements.

Financial Highlights

SP Funds 2030 Target Date Fund	Investor Class

	Year ended October 31, 2025	Period ended October 31, 2024(a)
Portfolio turnover rate(e)	7%	13%

(a)	Inception date of the Fund was June 28, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests in.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests in.

Financial Highlights

SP Funds 2040 Target Date Fund	Institutional Class

	Year ended October 31, 2025	Period ended October 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of year	$19.07	$19.25

INVESTMENT OPERATIONS:
Net investment income(b)(d)	0.10	0.01
Net realized and unrealized gain (loss) on investments(c)	4.49	(0.19)
Total from investment operations	4.59	(0.18)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)	–
Total distributions	(0.10)	–
Net asset value, end of year	$23.56	$19.07

TOTAL RETURN(e)	24.20%	-0.93%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,158	$459
Ratio of expenses to average net assets(f)(g)	0.45%	0.45%
Ratio of net investment income (loss) to average net assets(f)(g)	0.49%	0.20%
Portfolio turnover rate(e)	1%	–%

(a)	Inception date of the class was August 29, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the years.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests in.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests in.

Financial Highlights

SP Funds 2040 Target Date Fund	Investor Class

	Year ended October 31, 2025	Period ended October 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of year	$19.06	$20.00

Financial Highlights

SP Funds 2040 Target Date Fund	Investor Class

	Year ended October 31, 2025	Period ended October 31, 2024(a)
INVESTMENT OPERATIONS:
Net investment income(b)(d)	0.02	0.00(h)
Net realized and unrealized gain (loss) on investments(c)	4.46	(0.94)
Total from investment operations	4.48	(0.94)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)	–
Total distributions	(0.07)	–
Net asset value, end of year	$23.47	$19.06

TOTAL RETURN(e)	23.59%	-4.70%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$2,520	$1,087
Ratio of expenses to average net assets(f)(g)	0.85%	0.85%
Ratio of net investment income (loss) to average net assets(f)(g)	0.12%	0.04%
Portfolio turnover rate(e)	1%	–%

(a)	Inception date of the Fund was June 28, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests in.

(e)	Not annualized for periods less than one year.

(f)      Annualized for periods less than one year.

(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests in.

(h)	Represents less than $0.0005 per share

Financial Highlights

SP Funds 2050 Target Date Fund	Institutional Class

Period ended October 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of year	$19.37

INVESTMENT OPERATIONS:
Net investment income(b)(d)	0.10
Net realized and unrealized gain (loss) on investments(c)	3.62
Total from investment operations	3.72

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)
Total distributions	(0.07)
Net asset value, end of year	$23.02

TOTAL RETURN(e)	19.28%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,282
Ratio of expenses to average net assets(f)(g)	0.45%
Ratio of net investment income (loss) to average net assets(f)(g)	0.58%
Portfolio turnover rate(e)	49%

(a)	Inception date of the class was December 18, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the years.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests in.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests in.

Financial Highlights

SP Funds 2050 Target Date Fund	Investor Class

	Year ended October 31, 2025	Period ended October 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of year	$18.78	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)(d)	0.03	(0.01)
Net realized and unrealized gain (loss) on investments(c)	4.23	(1.21)
Total from investment operations	4.26	(1.22)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)	–
Total distributions	(0.04)	–
Net asset value, end of year	$23.00	$18.78

TOTAL RETURN(e)	22.72%	-6.10%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,798	$403
Ratio of expenses to average net assets(f)(g)	0.85%	0.85%
Ratio of net investment income (loss) to average net assets(f)(g)	0.15%	(0.09)%
Portfolio turnover rate(e)	49%	12%

(a)	Inception date of the Fund was June 28, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests in.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests in.

Financial Highlights

SP Funds S&P Global Technology ETF

	Year ended October 31, 2025	Period ended October 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$26.81	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.09	0.06
Net realized and unrealized gain (loss) on investments(c)	9.68	6.81
Total from investment operations	9.77	6.87

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	(0.06)
Total distributions	(0.14)	(0.06)

Financial Highlights

SP Funds S&P Global Technology ETF

	Year ended October 31, 2025	Period ended October 31, 2024(a)
ETF transaction fees per share	0.00(d)	0.00(d)
Net asset value, end of period	$36.44	$26.81

TOTAL RETURN(e)	36.62%	34.34%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$82,911	$39,539
Ratio of expenses to average net assets(f)	0.55%	0.55%(g)
Ratio of net investment income (loss) to average net assets(f)	0.32%	0.25%
Portfolio turnover rate(e)(h)	31%	15%

(a)	Inception date of the Fund was November 30, 2023.

(b)      Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	The ratio of expense to average net assets includes tax expense. The expense ratio excluding tax expense is 0.55% for the period ended October 31, 2024.
(h)	Portfolio turnover rate excludes in-kind transactions.

Financial Highlights

SP Funds S&P World (ex-US) ETF

	Year ended October 31, 2025	Period ended October 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$22.63	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.31	0.21
Net realized and unrealized gain (loss) on investments(c)	4.58	2.63
Total from investment operations	4.89	2.84

LESS DISTRIBUTIONS FROM:
Net investment income	(0.31)	(0.22)
Total distributions	(0.31)	(0.22)

ETF transaction fees per share	0.00(d)	0.01
Net asset value, end of period	$27.21	$22.63

TOTAL RETURN(e)	21.82%	14.32%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$83,685	$26,593
Ratio of expenses to average net assets(f)	0.55%	0.55%(g)
Ratio of net investment income (loss) to average net assets(f)	1.28%	1.11%
Portfolio turnover rate(e)(h)	39%	30%

(a)	Inception date of the Fund was December 19, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	The ratio of expenses to average net assets includes tax expense. The expense ratio excluding tax expense is 0.55% for the period ended October 31, 2024.

(h)	Portfolio turnover rate excludes in-kind transactions.

SP FUNDS TRUST

NOTES TO THE FINANCIALS STATEMENTS

October 31, 2025

NOTE 1 – ORGANIZATION

SP Funds Trust (the “Trust”) consists of five series, SP Funds 2030 Target Date Fund (the “2030 Target Date Fund”), SP Funds 2040 Target Date Fund (the “2040 Target Date Fund”), SP Funds 2050 Target Date Fund (the "2050 Target Date Fund”), SP Funds S&P Global Technology ETF (the “Global Technology ETF”) and SP Funds S&P World (ex-US) ETF (the “World ETF”), (each a “Fund”, and collectively, the “Funds”). The Funds are all a non-diversified series of the Trust. The Trust was organized as a Delaware statutory trust on July 6, 2023, and is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). ShariaPortfolio, Inc. (the “Adviser”) serves as investment adviser to the Funds and Tidal Investments LLC (“Tidal Investments” or “Sub-Adviser”) serves as sub-adviser to the Global Technology ETF and the World ETF. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.” Please see the table below for a summary of commencement and class specific information:

	Ticker	Commencement of Operations	12b-1 Fees	Shareholder Servicing Fees
2030 Target Date Fund
Investor Class	SPTAX	06/28/2024	0.25%	0.15%
Institutional Class	SPTMX	08/29/2024	N/A	N/A
2040 Target Date Fund
Investor Class	SPTBX	06/28/2024	0.25%	0.15%
Institutional Class	SPTNX	08/29/2024	N/A	N/A
2050 Target Date Fund
Investor Class	SPTCX	06/28/2024	0.25%	0.15%
Institutional Class	SPTOX	12/18/2024	N/A	N/A
Global Technology ETF
	SPTE	11/30/2023	N/A	N/A
World ETF
	SPWO	12/19/2023	N/A	N/A

The investment objective of the 2030 Target Date Fund, 2040 Target Date Fund, and 2050 Target Date Fund is to seek a high level of total return through its target date. Thereafter, the Fund primarily seeks high current income and secondarily capital appreciation. The investment objective of the Global Technology ETF is to seek to track the performance, before fees and expenses, of the S&P Global 1200 Shariah Information Technology Capped Index (the “Shariah Technology Index”) . The investment objective of the World ETF is to seek to track the performance, before fees and expenses, of the S&P DM Ex- U.S. & EM 50/50 Shariah Index (the “Shariah World Index”)(each an “Index”, and collectively, the “Indices”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation. Equity securities, listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over -the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing

SP FUNDS TRUST

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

October 31, 2025

and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of October 31, 2025:

SP Funds 2030 Target Date Fund
	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$5,107,029	$—	$—	$5,107,029
Total Assets	$5,107,029	$—	$—	$5,107,029

SP Funds 2040 Target Date Fund
	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$3,360,469	$—	$—	$3,360,469
Total Assets	$3,360,469	$—	$—	$3,360,469

SP Funds 2050 Target Date Fund
	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$2,951,923	$—	$—	$2,951,923
Total Assets	$2,951,923	$—	$—	$2,951,923

SP Funds S&P Global Technology ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$82,398,329	$—	$—	$82,398,329
Total Assets	$82,398,329	$—	$—	$82,398,329

SP Funds S&P World (ex-US) ETF
	Level 1	Level 2	Level 3	Total
Assets:

Common Stocks	$83,094,971	$73,701	$—	$83,168,672
Real Estate Investment Trusts – Common	219,756	—	—	219,756
Total Assets	$83,314,727	$73,701	$—	$83,388,428

SP FUNDS TRUST

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

October 31, 2025

Refer to the Schedule of Investments for industry classifications.

B.	Federal Income Taxes. Each Fund has elected to be taxed as a regulated investment company (“RIC”) as defined in Subtitle A, Chapter 1, Subchapter M of the Internal Revenue Code, as amended. No provision has been made for federal income taxes as it is the intention of the Funds to comply with the provisions of the Code applicable to RICs and to make distributions of income and realized gains sufficient to relieve it from all or substantially all excise and income taxes.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Funds are subject to a 4% excise tax that is imposed if the Funds do not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98 .2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the fund’s fiscal year) . The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management, in consultation with the Board, evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable. As of October 31, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

D.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid at least monthly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

SP FUNDS TRUST

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

October 31, 2025

G.	Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect the risk of loss to be remote.

I.	Cash. Cash includes non-interest bearing and non-restricted cash with one institution.

J.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, that Fund will take such steps as set forth in the Program.

K.	Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. These differences are primarily due reclassification of dividends. For the year ended October 31, 2025, the following adjustments were made:

Fund	Paid-In Capital	Total Distributable Earnings/(Accumulated Losses)
2030 Target Date Fund	$(1,730)	$1,730
2040 Target Date Fund	(1,933)	1,933
2050 Target Date Fund	(1,283)	1,283
Global Technology ETF	864,814	(864,814)
World ETF	1,616,154	(1,616,154)

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.	Concentration Risk (only applicable to the World ETF). Each Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated. Accordingly, the value of shares of the Funds may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

B.	Currency Risk. Because the Funds’ NAVs are determined in U.S. dollars, the Funds’ NAVs could decline if the currency of a non-U.S. market in which the Funds invest depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Funds’ NAVs may change quickly and without warning.

C.	Emerging Markets Risk. Investments in emerging market securities impose risks different from, or greater than, risks of investing in foreign developed countries, including smaller market capitalization; significant price volatility; and restrictions on foreign investment. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, and confiscatory taxation, or, in certain instances, reversion to closed market, centrally planned economies. Emerging market economies may also experience more severe downturns. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. In addition, less information may be available about companies in emerging markets than in developed markets because such emerging markets companies may not be subject to accounting, auditing and financial reporting standards or to other regulatory practices required by U.S. companies which may lead to potential errors in index data, index computation and/or index construction. Such conditions may impact the ability of the Funds to buy, sell or otherwise transfer securities; adversely affect the trading market and price for such securities; and/or cause the Funds to decline in value.

SP FUNDS TRUST

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

October 31, 2025

D.	Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other assets classes. The Index is composed of common stocks, which generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

E.	Exchange Traded Fund (“ETF”) Risks (only applicable to the ETFs).

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem shares of the Funds (“Shares”) directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions .

●	Cash Redemption Risk. Each Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund. In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. Additionally, purchases and redemptions of Shares for cash may cause the Fund to incur brokerage costs and those costs could be imposed on the Funds, thus decreasing the Funds’ NAV to the extent that the costs are not offset by a transaction fee payable by an authorized participant.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares of the Funds may significantly reduce investment results and an investment in shares of the Funds may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra -day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Funds may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

●	Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

F.	Foreign Securities Risks. Certain foreign countries may impose exchange control regulations, restrictions on repatriation of profit on investments or of capital invested, local taxes on investments, and restrictions on the ability of issuers of non-U.S. securities to make payments of principal and interest to investors located outside the country, whether from currency blockage or otherwise. In addition, the Funds will be subject to risks associated with adverse political and economic developments in foreign countries, including seizure or nationalization of foreign deposits, the imposition of economic sanctions, different legal systems and laws relating to bankruptcy and creditors’ rights, and the potential inability to enforce legal judgments, all of which could cause the Funds to lose money on their investments in non-U.S. securities. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Because non-U.S. securities may trade on days when Shares are not priced, NAVs may change at times when Shares cannot be sold.

G.	General Market Risk. Securities markets and individual securities may increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Funds invest. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility,” and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Funds invest may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

SP FUNDS TRUST

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

October 31, 2025

H.	Geographic Investment Risk. To the extent the Funds invest a significant portion of their assets in the securities of companies of a single country or region, they are more likely to be impacted by events or conditions affecting that country or region.

I.	Information Technology Sector Risk. Certain underlying funds are expected to have material exposure in the information technology sector. To the extent the Funds are invested in such underlying funds, market, or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of each Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

J.	Mid-and-Large-Capitalization Companies Risk. Mid-and large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Mid-and large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

K.	Models and Data Risk. The composition of the Indices are heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from an Index universe that would have been excluded or included had the Models and Data been correct and complete. If the composition of the Indices reflects such errors, the Funds’ portfolio can be expected to also reflect the errors.

L.	Non-Diversified Fund Risk. Each fund is a non-diversified fund. In general, a non-diversified fund may invest a greater percentage of its assets in a particular issuer and may own fewer securities than other funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual security will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

M.	Passive Investment Risk (only applicable to the ETFs). The Funds invest in the securities included in, or representative of, its respective Index regardless of their investment merit. Each Fund does not attempt to outperform its respective Index or take defensive positions in declining markets. As a result, a Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

N.	Recently Organized Fund Risk. The Funds are recently organized management investment companies with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Funds will grow to or maintain an economically viable size.

O.	Sharia-Compliant Investing Risk. Islamic religious law, commonly known as “Shariah,” has certain restrictions regarding finance and commercial activities permitted for Muslims, including interest restrictions and prohibited industries, which reduces the size of the overall universe in which the Funds can invest. The strategy to reduce the investable universe may limit investment opportunities and adversely affect each Fund’s performance, especially in comparison to a more diversified fund. Because Shariah principles preclude the use of interest-paying instruments, cash reserves do not earn income. To the extent that securities become non-compliant following purchase, such securities may be held for a temporary period of time. Additionally, certain companies that meet Shariah screens may nevertheless generate dividend income that is subject to purification.

P.	Tracking Error Risk. As with all index funds, the performance of each Fund and its Index may differ from each other for a variety of reasons. For example, the Funds incur operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Funds may not be fully invested in the securities of the Index at all times, including during its initial investment period, or may hold securities not included in the Index.

SP FUNDS TRUST

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

October 31, 2025

Q.	Underlying Index Risk (only applicable to the ETFs). Neither the Adviser nor the S&P Dow Jones Indices LLC (the “Index Provider”) is able to guarantee the continuous availability or timeliness of the production of the Index. The calculation and dissemination of the Index values may be delayed if the information technology or other facilities of the Index Provider, calculation agent, data providers and/or relevant stock exchange malfunction for any reason. A significant delay may cause trading in shares of a Fund to be suspended. Errors in Index data, computation and/or the construction in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider, calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Funds and their shareholders.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser to the Funds pursuant to an Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and the Adviser. Pursuant to this agreement, the Adviser is responsible for the general management and administration of the Funds, including investment selection, portfolio management, and compliance with each Fund’s investment objectives and policies, subject to the oversight of the Board. The Adviser directly manages the 2030 Target Date Fund, 2040 Target Date Fund, and 2050 Target Date Fund, overseeing their investment strategy, asset allocation, and periodic rebalancing. For the Global Technology ETF and World ETF, the Adviser retains full responsibility for investment strategy and portfolio oversight but has engaged Tidal Investments LLC (the “Sub-Adviser”) under a Trading Services Sub-Advisory Agreement (the “Sub-Advisory Agreement”) to handle trade execution and broker-dealer selection. The Sub-Adviser does not provide investment management services and operates solely under the direction of the Adviser.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the Fund’s average daily net assets. This fee covers substantially all expenses necessary for the operation of the Funds, including transfer agency, custody, fund administration, legal and audit services, and compliance oversight. However, certain expenses, (collectively, “Excluded Expenses”) remain the responsibility of the Funds, including interest charges on borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses and other non-routine or extraordinary expenses. The Investment Advisory Fees for the Funds are as follows:

Fund	Investment Advisory Fee
2030 Target Date Fund	0.45%
2040 Target Date Fund	0.45%
2050 Target Date Fund	0.45%
Global Technology ETF	0.55%
World ETF	0.55%

Pursuant to the Sub-Advisory Agreement for the Global Technology ETF and World ETF, the Adviser compensates the Sub-Adviser for its trading services (the “Sub-Advisory Fee”). The Sub-Advisory Fees paid by the Adviser to the Sub-Adviser are as follows:

Fund	Sub-Advisory Fee
Global Technology ETF	0.03%
World ETF	0.03%

There are no Sub-Advisory Fees for the 2030 Target Date Fund, 2040 Target Date Fund, and 2050 Target Date Fund, as all investment management responsibilities remain with the Adviser. The Adviser manages both the Global Technology ETF and World ETF and the 2030 Target Date Fund, 2040 Target Date Fund, and 2050 Target Date Fund, ensuring that each Fund adheres to its respective investment strategy. For the Global Technology ETF and World ETF, the Adviser ensures that the portfolios accurately track their respective indices while maintaining compliance with Sharia-compliant investment principles. The Sub-Adviser is responsible only for trade execution, implementing the Adviser’s trading decisions in accordance with regulatory requirements. For the 2030 Target Date Fund, 2040 Target Date Fund, and 2050 Target Date Fund, the Adviser directly oversees strategic asset allocation, adjusting exposures over time in a glide path strategy that shifts from growth-oriented investments to more conservative allocations as the target date approaches. Across all Funds, the Adviser ensures strict adherence to Sharia-compliant investment principles, which include screening companies for financial and business activity compliance, excluding prohibited industries such as alcohol, gambling, and conventional financial services, and managing investments in accordance with Islamic finance principles. Investment Advisory Fees incurred are calculated and paid monthly to the Adviser. For the Global Technology ETF and World ETF, the Adviser also compensates the Sub-Adviser monthly for trading execution services. Investment Advisory Fees for the year ended October 31, 2025, are disclosed in the Statements of Operations.

SP FUNDS TRUST

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

October 31, 2025

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

The Board has adopted two separate Distribution (Rule 12b-1) Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, one for the Target Date 2030, Target Date 2040 and Target Date 2050 Funds, and one for the Global Technology ETF and World ETF. Under the Plan for the Target Date 2030, Target Date 2040, and Target Date 2050 Funds, these Funds are to pay an amount up to 0.25% of their Investor Class average daily net assets each year to pay distribution fees for the sale and distribution of their Shares. The Plan adopted for the Global Technology ETF and World ETF has not been activated, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges. No distribution fees are paid by Institutional Class shares.

The 2030 Target Date Fund, 2040 Target Date Fund, and 2050 Target Date Funds have adopted a shareholder services plan on behalf of their Investor Class Shares. Under a shareholder services plan, the Funds’ Investor Class shares may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) maintaining accounts relating to Clients that invest in Shares; (ii) arranging for bank wires; (iii) responding to Client inquiries relating to the services performed by Service Providers; (iv) responding to inquiries from Clients concerning their investment in Shares; (v) assisting Clients in changing dividend options, account designations and addresses; (vi) providing information periodically to Clients showing their position in Shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to Clients; (viii) processing purchase, exchange and redemption requests from Clients and placing orders with the Funds or their service providers; (ix) providing sub-accounting with respect to Shares beneficially owned by Clients; and (x) processing dividend payments from the Funds on behalf of Clients. Service Providers may also use this fee for payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the Service Providers’ affiliates and subsidiaries as compensation for such services as are described herein.

Certain officers and trustees of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023- 07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker  (“CODM”).  The Principal Financial  Officer is responsible  for assessing each Fund’s  financial performance  and  allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

SP FUNDS TRUST

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

October 31, 2025

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the year ended October 31, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
2030 Target Date Fund	$1,576,213	$299,661
2040 Target Date Fund	1,337,649	22,104
2050 Target Date Fund	2,966,466	796,930
Global Technology ETF	26,346,581	17,370,006
World ETF	50,837,955	19,668,746

There were no purchases or sales of long-term U.S. Government securities for the year ended October 31, 2025.

For the year ended October 31, 2025, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
2030 Target Date Fund	$—	$—
2040 Target Date Fund	—	—
2050 Target Date Fund	—	—
Global Technology ETF	16,591,415	1,368,276
World ETF	16,296,213	3,047,763

NOTE 7 – TRANSACTIONS WITH AFFILIATES

The 2030 Target Date Fund had the following investments in affiliates during the year ended October 31, 2025:

Security Name	Market Value as of October 31, 2024	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of October 31, 2025	Share Balance as of October 31, 2025	Dividends	Net Change in Unrealized Appreciation/ (Depreciation) on Affiliated Investments	Net Realized Gain/(Loss) on Affiliated Investments
SP Funds S&P Global Technology ETF	$340,766	$76,775	$-	$(116,793)	$-	$401,417	10,961	$1,839	$100,064	$605
SP Funds S&P World (ex-US) ETF	172,035	161,590	-	(10,335)	-	390,444	14,255	3,561	66,936	218
SP Funds Dow Jones Global Sukuk ETF	1,548,340	917,068	-	-	-	2,520,544	135,586	66,214	55,135	-
SP Funds S&P Global REIT Sharia ETF	349,212	194,187	-	-	-	518,732	26,670	17,550	(24,668)	-
SP Funds S&P 500 Sharia Industry Exclusions ETF	867,655	206,825	-	(139,504)	-	1,152,572	22,341	6,705	212,545	5,053

Total	$3,278,008	$1,556,445	$-	$(266,632)	$-	$4,983,709	209,813	$95,869	$410,012	$5,876

The 2040 Target Date Fund had the following investments in affiliates during the year ended October 31, 2025:

Security Name	Market Value as of October 31, 2024	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of October 31, 2025	Share Balance as of October 31, 2025	Dividends	Net Change in Unrealized Appreciation/ (Depreciation) on Affiliated Investments	Net Realized Gain/(Loss) on Affiliated Investments
SP Funds S&P Global Technology ETF	$576,777	$307,410	$-	$-	$-	$1,141,370	31,166	$3,287	$257,183	$-
SP Funds S&P World (ex-US) ETF	149,307	425,728	-	(3,297)	-	672,835	24,565	4,464	101,104	(7)

SP FUNDS TRUST

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

October 31, 2025

SP Funds S&P 500 Sharia Industry Exclusions ETF	602,461	417,913	-	(13,665)	-	1,212,468	23,502	5,305	204,952	807
SP Funds Dow Jones Global Sukuk ETF	77,222	87,306	-	(1,612)	-	166,195	8,940	3,262	3,331	(52)
SP Funds S&P Global REIT Sharia ETF	75,757	99,292	-	(3,530)	-	167,601	8,617	4,314	(3,773)	(145)

Total	$1,481,524	$1,337,649	$-	$(22,104)	$-	$3,360,469	96,790	$20,632	$562,797	$603

The 2050 Target Date Fund had the following investments in affiliates during the year ended October 31, 2025:

Security Name	Market Value as of October 31, 2024	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of October 31, 2025	Share Balance as of October 31, 2025	Dividends	Net Change in Unrealized Appreciation/ (Depreciation) on Affiliated Investments	Net Realized Gain/(Loss) on Affiliated Investments
SP Funds S&P Global Technology ETF	$150,879	$1,033,497	$-	$(355,630)	$-	$1,004,696	27,434	$2,605	$179,528	$(3,578)
SP Funds S&P World (ex-US) ETF	39,058	555,090	-	(83,429)	-	592,720	21,640	3,732	81,711	290
SP Funds S&P 500 Sharia Industry Exclusions ETF	157,599	1,092,251	-	(325,781)	-	1,061,516	20,576	4,377	140,694	(3,247)
SP Funds Dow Jones Global Sukuk ETF	20,190	141,843	-	(17,913)	-	147,233	7,920	2,645	3,563	(450)
SP Funds S&P Global REIT Sharia ETF	19,819	143,785	-	(14,177)	-	145,758	7,494	3,580	(2,994)	(675)

Total	$387,545	$2,966,466	$-	$(796,930)	$-	$2,951,923	85,064	$16,939	$402,502	$(7,660)

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended October 31, 2025, was as follows:

Distributions paid from:	2030 Target Date Fund	2040 Target Date Fund	2050 Target Date Fund	Global Technology	World ETF
Ordinary income	$77,628	$7,858	$3,543	$245,097	$664,913
Long-term capital gain	4,522	-	-	-	-
Return of capital	-	-	-	-	-
Total distributions paid	$82,150	$7,858	$3,543	$245,097	$664,913

The Funds also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

The tax character of distributions paid during the year ended October 31, 2024, was as follows:

Distributions paid from:	2030 Target Date Fund	2040 Target Date Fund	2050 Target Date Fund	Global Technology	World ETF
Ordinary income	$-	$-	$-	$73,888	$183,813
Long-term capital gain	-	-	-	-	-
Return of capital	-	-	-	-	-
Total distributions paid	$-	$-	$-	$73,888	$183,813

SP FUNDS TRUST

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

October 31, 2025

As of October 31, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	2030 Target Date Fund	2040 Target Date Fund	2050 Target Date Fund	Global Technology ETF	World ETF
Investments, at cost	$4,672,912	$2,811,070	$2,563,468	$58,136,317	$71,011,902
Gross tax unrealized appreciation	478,503	556,644	399,055	26,271,283	16,558,480
Gross tax unrealized depreciation	(44,386)	(7,245)	(10,600)	(2,009,271)	(4,181,954)
Net tax unrealized appreciation (depreciation)	434,117	549,399	388,455	24,262,012	12,376,526
Undistributed ordinary income	-	-	-	635,276	243,351
Undistributed long-term capital gain (loss)	-	-	-	-	-
Total distributable earnings/(accumulated	-	-	-	635,276	243,351
Other accumulated gain (loss)	-	-	(1,278)	(828)	(308)
Total distributable earnings/(accumulated	$434,117	$549,399	$387,177	$24,896,460	$12,619,569

The temporary differences between book basis and tax basis in the Funds was primarily attributable to the treatment of wash sales, non-REIT return of capital, and PFIC mark to markets.

Net capital losses incurred after November 30 and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the most recent fiscal period ended October 31, 2025, the Funds did not defer any post-October losses.

As of October 31, 2025, there were capital loss carryovers of the following, which do not expire:

Fund:	Short-Term	Long-Term
2030 Target Date Fund	$-	-
2040 Target Date Fund	-	-
2050 Target Date Fund	1,278	-
Global Technology ETF	-	-
World ETF	-	-

NOTE 9 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2025, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held	Type of Ownership
2030 Target Date Fund	Charles Schwab & Co., Inc.	98.25%	Record

2040 Target Date Fund	Charles Schwab & Co., Inc.	81.16%	Record

2050 Target Date Fund	Charles Schwab & Co., Inc.	87.72%	Record

It is not known whether any underlying beneficial owner owned or controlled 25% or more of the voting securities of the Funds.

NOTE 10 – SHARE TRANSACTIONS

The Global Technology ETF and the World ETF (ex- US) ETF (each an “ETF”, and collectively, the “ETFs”) list and trade their shares on the Exchange. Market prices for the shares may be different from their NAV. The ETFs issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the ETFs. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the ETFs. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

SP FUNDS TRUST

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

October 31, 2025

Each ETF currently offers one class of shares, which has no front- end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee is $300 for the Global Technology ETF and $2,500 for the World ETF, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the ETFs’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the ETFs for transaction costs associated with the cash transactions. Variable fees received by the ETFs, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The ETFs may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the ETFs have equal rights and privileges.

NOTE 11 – NEW ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023- 09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

NOTE 12 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be disclosed in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of

SP Funds 2030 Target Date Fund, SP Funds 2040 Target Date Fund, SP Funds 2050 Target Date Fund, SP Funds S&P Global Technology ETF, SP Funds World ex-US ETF and

The Board of Trustees of SP Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of SP Funds 2030 Target Date Fund, SP Funds 2040 Target Date Fund, SP Funds 2050 Target Date Fund, SP Funds S&P Global Technology ETF and SP Funds World ex-US ETF (collectively the “Funds”), each a series of SP Funds Trust (the “Trust”), including the schedules of investments, as of October 31, 2025, the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2025, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Constituting SP Funds Trust	Statement Of Operations	Statements Of Changes In Net Assets	Financial Highlights
SP Funds 2030 Target Date Fund, SP Funds 2040 Target Date Fund, SP Funds 2050 Target Date Fund	For the year ended October 31, 2025	For the year ended October 31, 2025 and for the period June 28, 2024 (commencement of operations) to October 31, 2024	For the year ended October 31, 2025 and for the period June 28, 2024 (commencement of operations) to October 31, 2024

SP Funds S&P Global Technology ETF	For the year ended October 31, 2025	For the year ended October 31, 2025 and for the period November 30, 2023 (commencement of operations) to October 31, 2024	For the year ended October 31, 2025 and for the period November 30, 2023 (commencement of operations) to October 31, 2024

SP Funds World ex-US ETF	For the year ended October 31, 2025	For the year ended October 31, 2025 and for the period December 19, 2023 (commencement of operations) to October 31, 2024	For the year ended October 31, 2025 and for the period December 19, 2023 (commencement of operations) to October 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2023.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers. When replies from brokers were not received, we performed other audit procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

December 30, 2025

SP FUNDS TRUST

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

October 31, 2025

Other Non-Audited Information (Unaudited)

For the year ended October 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

2030 Target Date Fund	100.00%
2040 Target Date Fund	100.00%
2050 Target Date Fund	100.00%
Global Technology ETF	79.11%
World ETF	98.41%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended October 31, 2025, was as follows:

2030 Target Date Fund	100.00%
2040 Target Date Fund	100.00%
2050 Target Date Fund	100.00%
Global Technology ETF	30.19%
World ETF	0.40%

The percentage of taxable ordinary income distributions that are designated as short -term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the year ended October 31, 2025, was as follows:

2030 Target Date Fund	-%
2040 Target Date Fund	-%
2050 Target Date Fund	-%
Global Technology ETF	13.75%
World ETF	16.29%

Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following amounts as foreign taxes paid for the period ended October 31, 2025. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
World ETF	$124,412	$0.005026745	99.774%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses. The unitary management fees paid are included in the Statements of Operations.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholder may recommend nominees to the Board that would require disclosure herein.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SP Funds Trust

By (Signature and Title)*	/s/ Irfan Chaudhry
Irfan Chaudhry, President/Principal Executive Officer

Date	January 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Irfan Chaudhry
Irfan Chaudhry, President/Principal Executive Officer

Date	January 9, 2026

By (Signature and Title)*	/s/ Glenn Vitale
Glenn Vitale, Treasurer/Principal Financial Officer

Date	January 9, 2026

* Print the name and title of each signing officer under his or her signature.